UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	9.7
Apple, Inc.	9.7
Amazon.com, Inc.	8.5
Facebook, Inc. Class A	3.8
Alphabet, Inc. Class C	3.4
Alphabet, Inc. Class A	3.0
Intel Corp.	1.9
NVIDIA Corp.	1.5
Cisco Systems, Inc.	1.4
Adobe, Inc.	1.3
44.2

Top Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	41.8
Communication Services	17.6
Consumer Discretionary	15.1
Health Care	11.1
Financials	4.4
Consumer Staples	4.1
Industrials	3.4
Real Estate	1.1
Utilities	0.7
Materials	0.3

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stock and Equity Futures	100.0%

 * Foreign investments - 5.2%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 17.6%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc.	34,501	$90,048
ATN International, Inc.	9,404	558,598
B Communications Ltd. (a)	11,674	17,161
Bandwidth, Inc. (a)(b)	10,180	1,128,453
Cogent Communications Group, Inc.	25,326	1,937,946
Consolidated Communications Holdings, Inc. (b)	44,289	268,391
GCI Liberty, Inc. (a)	54,849	3,795,002
Iridium Communications, Inc. (a)	72,309	1,663,107
ORBCOMM, Inc. (a)	50,478	138,310
PDVWireless, Inc. (a)	10,263	550,097
Sify Technologies Ltd. sponsored ADR	4,050	3,767
Vonage Holdings Corp. (a)(b)	133,553	1,286,115
		11,436,995
Entertainment - 2.4%
Activision Blizzard, Inc.	416,812	30,002,128
Bilibili, Inc. ADR (a)(b)	87,461	2,836,360
DouYu International Holdings Ltd. ADR	47,075	423,675
Electronic Arts, Inc. (a)	156,544	19,236,127
Gaia, Inc. Class A (a)(b)	13,031	102,033
GigaMedia Ltd. (a)	1,957	5,480
Global Eagle Entertainment, Inc. (a)(b)	4,079	8,811
Glu Mobile, Inc. (a)	81,812	816,484
Gravity Co. Ltd. ADR (a)(b)	2,402	121,781
iQIYI, Inc. ADR (a)	162,003	2,687,630
NetEase, Inc. ADR	39,619	15,170,115
Netflix, Inc. (a)	238,206	99,982,204
Reading International, Inc. Class A (a)	17,601	61,604
Roku, Inc. Class A (a)	55,441	6,071,344
Sciplay Corp. (A Shares)	14,091	197,556
Take-Two Interactive Software, Inc. (a)	61,066	8,315,357
The9 Ltd. sponsored ADR (a)(b)	23,845	13,830
Zynga, Inc. (a)	509,476	4,661,705
		190,714,224
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	162,944	233,583,483
Class C (a)	185,026	264,387,352
ANGI Homeservices, Inc. Class A (a)(b)	42,402	460,062
Autoweb, Inc. (a)(b)	20,851	20,225
Baidu.com, Inc. sponsored ADR (a)	149,914	15,973,337
CarGurus, Inc. Class A (a)	50,178	1,303,624
EverQuote, Inc. Class A (a)	9,478	511,054
Facebook, Inc. Class A (a)	1,306,525	294,085,712
IAC/InterActiveCorp (a)	42,929	11,606,714
Liberty TripAdvisor Holdings, Inc. (a)	60,308	143,232
Match Group, Inc. (a)(b)	39,819	3,545,484
MeetMe, Inc. (a)	41,887	258,862
Momo, Inc. ADR	85,678	1,662,153
Professional Diversity Network, Inc. (a)(b)(c)	1,922	1,749
QuinStreet, Inc. (a)	27,593	279,793
Qutoutiao, Inc. ADR (a)(b)	61,127	145,482
SINA Corp. (a)	37,988	1,189,404
So-Young International, Inc. ADR (b)	28,082	259,759
Sohu.Com Ltd. ADR (a)	25,428	170,368
Super League Gaming, Inc. (a)(b)	5,685	18,761
Travelzoo, Inc. (a)	6,862	41,995
TripAdvisor, Inc.	64,981	1,252,834
TrueCar, Inc. (a)	53,075	143,303
Weibo Corp. sponsored ADR (a)(b)	40,537	1,247,323
Yandex NV Series A (a)	159,535	6,418,093
YY, Inc. ADR (a)	28,572	1,744,321
Zillow Group, Inc.:
Class A (a)	30,851	1,788,124
Class C (a)(b)	79,621	4,617,222
		846,859,825
Media - 3.2%
AirMedia Group, Inc. ADR (a)(b)	5,468	3,882
AMC Networks, Inc. Class A (a)	23,906	675,823
Beasley Broadcast Group, Inc. Class A	10,878	25,998
Boston Omaha Corp. (a)(b)	12,606	205,730
Cardlytics, Inc. (a)	14,391	979,883
Central European Media Enterprises Ltd. Class A (a)	147,258	589,032
Charter Communications, Inc. Class A (a)	113,972	62,000,768
Comcast Corp. Class A	2,466,526	97,674,430
comScore, Inc. (a)	37,267	140,310
Criteo SA sponsored ADR (a)	35,411	362,963
Daily Journal Corp. (a)(b)	886	248,169
Discovery Communications, Inc.:
Class A (a)(b)	79,343	1,725,710
Class B (a)	338	12,506
Class C (non-vtg.) (a)	204,220	4,000,670
DISH Network Corp. Class A (a)	154,078	4,876,569
E.W. Scripps Co. Class A (b)	42,201	365,883
Fluent, Inc. (a)	57,427	114,567
Fox Corp.:
Class A	191,491	5,585,792
Class B	135,450	3,898,251
Hemisphere Media Group, Inc. (a)	14,863	145,657
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	20,096	104,700
iHeartMedia, Inc. (a)(b)	31,609	274,998
Insignia Systems, Inc. (a)	7,572	5,186
Liberty Broadband Corp.:
Class A (a)	15,146	2,040,015
Class C (a)	82,622	11,287,818
Liberty Global PLC:
Class A (a)	106,388	2,259,681
Class B (a)	327	7,132
Class C (a)	238,073	4,911,446
Liberty Latin America Ltd.:
Class A (a)	27,916	278,323
Class C (a)	71,922	690,451
Liberty Media Corp.:
rights 6/2/20 (a)	16,101	175,018
Class B (a)	5	178
Liberty Braves Class A (a)(b)	12,004	271,170
Liberty Braves Class C (a)	18,729	411,102
Liberty Formula One Group Series C (a)	110,549	3,830,523
Liberty Media Class A (a)	14,368	485,926
Liberty SiriusXM Series A (a)	60,346	2,202,629
Liberty SiriusXM Series C (a)	111,108	4,052,109
Loral Space & Communications Ltd.	13,720	258,348
Marchex, Inc. Class B (a)	34,542	53,540
MDC Partners, Inc. Class A (a)	47,873	62,953
Mediaco Holding, Inc. (a)	911	3,444
National CineMedia, Inc. (b)	35,511	97,655
News Corp.:
Class A (b)	205,864	2,521,834
Class B (b)	111,410	1,365,887
Nexstar Broadcasting Group, Inc. Class A	24,654	2,053,925
Perion Network Ltd. (a)	18,565	102,293
Salem Communications Corp. Class A	10,029	9,024
Scholastic Corp.	18,793	552,514
Sinclair Broadcast Group, Inc. Class A (b)	31,369	586,287
Sirius XM Holdings, Inc. (b)	2,387,610	13,895,890
TechTarget, Inc. (a)	17,130	470,904
Tribune Publishing Co.	23,863	226,699
Urban One, Inc. Class D (non-vtg.) (a)	18,834	13,372
ViacomCBS, Inc.:
Class A (b)	20,860	511,696
Class B	311,396	6,458,353
		246,165,616
Wireless Telecommunication Services - 1.0%
Boingo Wireless, Inc. (a)	24,260	332,362
Gogo, Inc. (a)(b)	53,180	110,614
Millicom International Cellular SA	55,486	1,348,865
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)	1,997	7,948
Shenandoah Telecommunications Co. (b)	27,142	1,427,941
Spok Holdings, Inc.	13,389	137,505
T-Mobile U.S., Inc. (a)	673,352	67,362,134
VEON Ltd. sponsored ADR	913,231	1,360,714
Vodafone Group PLC sponsored ADR	209,656	3,461,421
		75,560,749

TOTAL COMMUNICATION SERVICES		1,370,737,409

CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.1%
China Automotive Systems, Inc. (a)	14,729	28,574
China XD Plastics Co. Ltd. (a)(b)	32,740	29,666
Dorman Products, Inc. (a)	17,710	1,238,283
Fox Factory Holding Corp. (a)	20,949	1,510,632
Gentex Corp.	129,563	3,425,646
Gentherm, Inc. (a)(b)	17,140	697,598
Kandi Technolgies, Inc. (a)(b)	38,330	118,440
Motorcar Parts of America, Inc. (a)(b)	12,691	200,772
Shiloh Industries, Inc. (a)	15,910	18,933
Strattec Security Corp.	1,858	23,968
The Goodyear Tire & Rubber Co.	119,788	911,587
Visteon Corp. (a)(b)	14,745	1,061,640
Workhorse Group, Inc. (a)(b)	39,474	97,896
XPEL, Inc. (a)(b)	16,564	247,301
		9,610,936
Automobiles - 1.1%
Niu Technologies ADR (a)(b)	15,435	164,383
Tesla, Inc. (a)	99,936	83,446,560
		83,610,943
Distributors - 0.1%
Core-Mark Holding Co., Inc. (b)	25,355	709,433
Educational Development Corp.	10,900	90,034
Funko, Inc. (a)(b)	19,993	112,960
LKQ Corp. (a)	167,009	4,586,067
Pool Corp.	21,609	5,813,253
Weyco Group, Inc.	8,942	166,947
		11,478,694
Diversified Consumer Services - 0.2%
Afya Ltd.	26,135	513,553
American Public Education, Inc. (a)	10,578	332,467
Arco Platform Ltd. Class A (a)	15,572	754,931
Aspen Group, Inc. (a)	11,646	97,710
Career Education Corp. (a)	39,190	638,013
Collectors Universe, Inc.	7,830	174,139
Frontdoor, Inc. (a)	47,456	2,166,366
Grand Canyon Education, Inc. (a)	26,005	2,537,828
Hailiang Education Group, Inc. ADR (a)	2,778	121,982
Houghton Mifflin Harcourt Co. (a)	79,374	121,442
HyreCar, Inc. (a)(b)	8,351	18,289
Laureate Education, Inc. Class A (a)	67,311	654,936
Lincoln Educational Services Corp. (a)	14,672	57,221
OneSpaWorld Holdings Ltd.	35,700	233,478
Select Interior Concepts, Inc. (a)	10,751	34,511
Strategic Education, Inc. (b)	12,154	2,061,683
Tarena International, Inc. ADR (a)(b)	24,820	54,356
Weight Watchers International, Inc. (a)	36,425	870,558
Xpresspa Group, Inc. (a)(b)	51,929	43,101
		11,486,564
Hotels, Restaurants & Leisure - 1.5%
BBQ Holdings, Inc. (a)	3,815	11,369
BJ's Restaurants, Inc. (b)	11,518	250,171
Bloomin' Brands, Inc.	45,353	517,478
Caesars Entertainment Corp. (a)	370,735	4,222,672
Carrols Restaurant Group, Inc. (a)(b)	28,588	122,643
Century Casinos, Inc. (a)	22,903	125,279
Churchill Downs, Inc.	21,534	2,856,916
Chuy's Holdings, Inc. (a)	9,648	154,272
Cracker Barrel Old Country Store, Inc.	12,503	1,339,446
Dave & Buster's Entertainment, Inc.	15,650	206,424
Del Taco Restaurants, Inc. (a)	26,399	161,034
Denny's Corp. (a)	32,587	353,406
DraftKings, Inc. Class A (a)(b)	169,800	6,741,060
Dunkin' Brands Group, Inc.	44,162	2,820,627
El Pollo Loco Holdings, Inc. (a)(b)	20,392	282,837
Eldorado Resorts, Inc. (a)(b)	41,842	1,483,717
Extended Stay America, Inc. unit	92,615	1,065,073
Fiesta Restaurant Group, Inc. (a)(b)	19,575	161,102
Golden Entertainment, Inc. (a)	17,207	209,839
Good Times Restaurants, Inc. (a)	9,092	10,547
Huazhu Group Ltd. ADR	81,862	2,768,573
Inspired Entertainment, Inc. (a)	11,825	31,809
Jack in the Box, Inc.	11,937	800,018
Kura Sushi U.S.A., Inc. Class A (a)	4,116	60,052
Lindblad Expeditions Holdings (a)	32,411	254,426
Luckin Coffee, Inc. ADR (b)	44,795	96,757
Marriott International, Inc. Class A	175,798	15,558,123
Melco Crown Entertainment Ltd. sponsored ADR	116,659	1,870,044
Monarch Casino & Resort, Inc. (a)	10,263	411,957
Nathan's Famous, Inc.	3,678	206,078
Noodles & Co. (a)(b)	27,889	163,430
Paddy Power Betfair PLC	35,392	4,493,298
Papa John's International, Inc.	17,121	1,333,555
Penn National Gaming, Inc. (a)	72,669	2,384,270
Playa Hotels & Resorts NV (a)(b)	86,595	226,013
Potbelly Corp. (a)	13,868	29,123
Rave Restaurant Group, Inc. (a)	5,714	5,143
RCI Hospitality Holdings, Inc.	7,136	103,401
Red Robin Gourmet Burgers, Inc. (a)	6,865	95,149
Red Rock Resorts, Inc.	41,519	572,962
Ruth's Hospitality Group, Inc.	16,194	131,333
Scientific Games Corp. Class A (a)(b)	51,739	813,854
Starbucks Corp.	637,057	49,684,075
Target Hospitality Corp. (a)	63,419	150,937
Texas Roadhouse, Inc. Class A (b)	37,788	1,959,308
The Cheesecake Factory, Inc. (b)	24,140	518,527
Town Sports International Holdings, Inc. (a)(b)	21,501	17,846
Tuniu Corp. Class A sponsored ADR (a)	31,523	31,488
Wendy's Co.	122,006	2,593,848
Wingstop, Inc. (b)	16,204	1,976,078
Wynn Resorts Ltd.	57,835	4,816,499
		117,253,886
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	7,501	48,006
Cavco Industries, Inc. (a)	5,290	1,006,105
Flexsteel Industries, Inc.	5,816	57,753
Garmin Ltd. (b)	103,556	9,337,645
GoPro, Inc. Class A (a)(b)	67,299	316,978
Green Brick Partners, Inc. (a)	31,521	337,275
Helen of Troy Ltd. (a)	13,758	2,502,855
Hooker Furniture Corp.	6,220	101,386
iRobot Corp. (a)(b)	15,168	1,118,185
LGI Homes, Inc. (a)(b)	14,209	1,185,315
Lifetime Brands, Inc. (b)	12,709	72,314
Live Ventures, Inc. (a)	1,450	15,617
Lovesac (a)(b)	7,926	145,125
Newell Brands, Inc.	232,024	3,051,116
Nova LifeStyle, Inc. (a)(b)	1,669	2,086
Purple Innovation, Inc. (a)(b)	14,896	213,609
Sonos, Inc. (a)	61,225	664,904
Turtle Beach Corp. (a)(b)	7,033	74,409
Universal Electronics, Inc. (a)	7,683	347,579
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	110,984
VOXX International Corp. (a)	15,639	74,598
Vuzix Corp. (a)(b)	29,709	73,975
Zagg, Inc. (a)(b)	14,972	44,691
		20,902,510
Internet & Direct Marketing Retail - 10.3%
1-800-FLOWERS.com, Inc. Class A (a)	22,004	487,169
Amazon.com, Inc. (a)	270,327	660,238,555
Baozun, Inc. sponsored ADR (a)(b)	26,323	697,296
CNOVA NV (a)	178,552	634,245
Ctrip.com International Ltd. ADR (a)	284,684	7,564,054
Duluth Holdings, Inc. (a)(b)	18,517	84,067
eBay, Inc.	381,886	17,391,088
Etsy, Inc. (a)	63,996	5,182,396
EVINE Live, Inc. (a)(b)	9,667	36,251
Expedia, Inc.	72,739	5,781,296
Groupon, Inc. (a)	318,729	406,379
JD.com, Inc. sponsored ADR (a)	502,679	27,310,550
Lands' End, Inc. (a)(b)	17,966	112,826
Liberty Interactive Corp. QVC Group (a)	205	1,710
Liberty Interactive Corp. QVC Group Series A (a)	228,404	1,880,907
Liquidity Services, Inc. (a)	23,372	133,454
MakeMyTrip Ltd. (a)	36,669	568,003
MercadoLibre, Inc. (a)	26,985	22,982,315
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	4,752
Overstock.com, Inc. (a)	19,935	366,206
PetMed Express, Inc. (b)	11,596	418,616
Pinduoduo, Inc. ADR (a)	149,118	9,971,521
Points International Ltd. (a)	13,445	100,703
Remark Holdings, Inc. (a)(b)	34,230	90,367
Ruhnn Holding Ltd. ADR (a)(b)	9,566	29,463
RumbleON, Inc. Class B (a)(b)	133	1,057
Stamps.com, Inc. (a)	9,399	1,862,412
Stitch Fix, Inc. (a)(b)	30,873	713,784
The Booking Holdings, Inc. (a)	22,272	36,513,162
The RealReal, Inc.	49,140	658,967
U.S. Auto Parts Network, Inc. (a)	28,884	201,321
Uxin Ltd. ADR (a)(b)	103,512	158,373
Yatra Online, Inc. (a)	56,191	64,620
		802,647,885
Leisure Products - 0.2%
BRP, Inc.	24,000	831,115
Clarus Corp.	14,914	156,597
Escalade, Inc. (b)	7,721	77,828
Hasbro, Inc.	73,768	5,422,686
Johnson Outdoors, Inc. Class A	5,775	448,198
Malibu Boats, Inc. Class A (a)	11,640	548,593
Mattel, Inc. (a)(b)	187,219	1,724,287
MCBC Holdings, Inc. (a)	12,347	183,476
Peloton Interactive, Inc. Class A (a)	112,283	4,737,220
Smith & Wesson Brands, Inc. (a)	30,266	357,744
		14,487,744
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	128,006	12,527,947
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	34,683	3,171,760
		15,699,707
Specialty Retail - 0.8%
America's Car Mart, Inc. (a)	3,745	297,990
Ascena Retail Group, Inc. (a)(b)	5,931	9,905
Bed Bath & Beyond, Inc. (b)	71,026	516,359
Big 5 Sporting Goods Corp. (b)	22,393	41,651
Citi Trends, Inc.	7,084	115,044
Conn's, Inc. (a)(b)	16,466	118,885
DavidsTea, Inc. (a)(b)	21,923	19,226
Destination XL Group, Inc. (a)	33,267	14,218
Five Below, Inc. (a)	30,064	3,146,198
GrowGeneration Corp. (a)(b)	23,741	156,928
Hibbett Sports, Inc. (a)(b)	10,340	199,769
Kirkland's, Inc. (a)(b)	8,678	9,806
LMP Automotive Holdings, Inc.	5,503	45,620
Michaels Companies, Inc. (a)(b)	82,662	319,075
Monro, Inc. (b)	18,132	999,073
National Vision Holdings, Inc. (a)(b)	43,756	1,171,786
O'Reilly Automotive, Inc. (a)	40,563	16,924,506
Office Depot, Inc.	293,964	726,091
Rent-A-Center, Inc.	30,235	769,783
Ross Stores, Inc.	194,791	18,886,935
Shoe Carnival, Inc. (b)	8,397	218,238
Sleep Number Corp. (a)	14,844	462,687
Sportsman's Warehouse Holdings, Inc. (a)	25,040	279,697
Tandy Leather Factory, Inc. (a)	7,884	27,515
The Children's Place Retail Stores, Inc. (b)	7,297	303,847
Tractor Supply Co.	63,335	7,728,137
Trans World Entertainment Corp. (a)(b)	477	2,256
TravelCenters of America LLC (a)	5,108	69,571
Ulta Beauty, Inc. (a)	30,921	7,545,033
Urban Outfitters, Inc. (a)	53,268	902,360
Winmark Corp.	1,979	284,719
Zumiez, Inc. (a)(b)	13,387	326,241
		62,639,149
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	14,967
Columbia Sportswear Co. (b)	36,207	2,645,283
Crocs, Inc. (a)	37,045	1,061,339
Crown Crafts, Inc.	9,628	47,177
Fossil Group, Inc. (a)(b)	27,464	83,765
G-III Apparel Group Ltd. (a)	25,622	264,675
Kingold Jewelry, Inc. (a)(b)	6,603	6,603
Lakeland Industries, Inc. (a)(b)	4,176	60,552
lululemon athletica, Inc. (a)	66,697	20,015,436
Rocky Brands, Inc.	7,518	155,923
Sequential Brands Group, Inc. (a)(b)	33,822	6,240
Steven Madden Ltd. (b)	43,959	1,033,916
Superior Group of Companies, Inc.	9,905	99,149
Vera Bradley, Inc. (a)	18,019	94,600
		25,589,625

TOTAL CONSUMER DISCRETIONARY		1,175,407,643

CONSUMER STAPLES - 4.1%
Beverages - 1.6%
Celsius Holdings, Inc. (a)(b)	39,333	364,617
Coca-Cola Bottling Co. Consolidated (b)	4,046	984,918
Craft Brew Alliance, Inc. (a)	10,729	162,115
MGP Ingredients, Inc. (b)	9,515	356,908
Monster Beverage Corp. (a)	290,337	20,878,134
National Beverage Corp. (a)(b)	26,081	1,486,095
New Age Beverages Corp. (a)(b)	46,863	70,763
PepsiCo, Inc.	753,983	99,186,464
		123,490,014
Food & Staples Retailing - 1.3%
111, Inc. ADR (a)(b)	13,424	99,338
Andersons, Inc.	20,463	265,200
Casey's General Stores, Inc.	20,160	3,220,157
Chefs' Warehouse Holdings (a)	16,733	247,648
China Jo-Jo Drugstores, Inc. (a)(b)	47,150	121,176
Costco Wholesale Corp.	239,281	73,811,010
G Willi-Food International Ltd. (a)(b)	4,416	62,663
Grocery Outlet Holding Corp.	49,807	1,833,396
iFresh, Inc. (a)	18,845	19,976
Ingles Markets, Inc. Class A	9,556	407,181
PriceSmart, Inc.	17,300	940,774
SpartanNash Co.	21,307	456,183
Sprouts Farmers Market LLC (a)	65,113	1,636,290
Village Super Market, Inc. Class A	6,605	158,058
Walgreens Boots Alliance, Inc.	480,022	20,612,145
		103,891,195
Food Products - 1.1%
Alico, Inc.	5,485	176,014
Beyond Meat, Inc. (b)	33,616	4,312,597
Bridgford Foods Corp. (a)	3,376	53,206
Cal-Maine Foods, Inc.	23,771	1,059,236
Calavo Growers, Inc. (b)	9,064	530,335
Farmer Brothers Co. (a)	11,563	89,151
Freshpet, Inc. (a)	21,483	1,658,058
Future FinTech Group, Inc. (a)(b)	23,108	26,574
Hostess Brands, Inc. Class A (a)(b)	66,508	803,084
J&J Snack Foods Corp. (b)	10,498	1,350,358
John B. Sanfilippo & Son, Inc.	4,608	400,620
Lancaster Colony Corp. (b)	14,934	2,291,772
Landec Corp. (a)(b)	22,245	237,354
Lifeway Foods, Inc. (a)	9,131	21,640
Limoneira Co. (b)	11,551	154,321
Mondelez International, Inc.	775,775	40,433,393
Origin Agritech Ltd. (a)(b)	2,834	10,429
Pilgrim's Pride Corp. (a)	137,225	2,836,441
Pingtan Marine Enterprise Ltd. (a)	38,079	45,314
S&W Seed Co. (a)	10,870	23,153
Sanderson Farms, Inc. (b)	11,891	1,569,850
Seneca Foods Corp. Class A (a)	5,997	218,711
SunOpta, Inc. (a)	52,907	247,848
The Hain Celestial Group, Inc. (a)(b)	56,792	1,787,812
The Kraft Heinz Co.	660,401	20,122,418
The Simply Good Foods Co. (a)	53,385	909,147
Village Farms International, Inc. (a)	28,356	150,136
		81,518,972
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,036,913
Reynolds Consumer Products, Inc.	114,433	3,820,918
WD-40 Co. (b)	7,390	1,417,772
		6,275,603
Personal Products - 0.0%
Inter Parfums, Inc.	17,444	809,576
LifeVantage Corp. (a)	7,378	112,957
Mannatech, Inc.	1,514	23,543
Natural Alternatives International, Inc. (a)	4,379	31,704
Natural Health Trends Corp. (b)	6,237	45,530
Nature's Sunshine Products, Inc. (a)	13,052	126,604
Neptune Technologies & Bioressources, Inc. (a)(b)	55,423	165,844
Reliv International, Inc. (a)	131	486
Summer Infant, Inc. (a)	195	1,248
United-Guardian, Inc.	2,521	39,731
Veru, Inc. (a)	43,597	162,617
Youngevity International, Inc. (a)(b)	7,465	12,541
		1,532,381

TOTAL CONSUMER STAPLES		316,708,165

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
CSI Compressco LP	45,237	19,678
Dawson Geophysical Co. (a)(b)	26,712	35,260
DMC Global, Inc. (b)	8,620	246,101
ENGlobal Corp. (a)	17,757	18,645
Geospace Technologies Corp. (a)	14,281	112,534
Gulf Island Fabrication, Inc. (a)	17,540	52,445
KLX Energy Services Holdings, Inc. (a)(b)	14,667	21,707
Mammoth Energy Services, Inc. (b)	24,626	31,029
Matrix Service Co. (a)	15,372	169,399
Mitcham Industries, Inc. (a)	6,775	10,366
NCS Multistage Holdings, Inc. (a)(b)	43,968	22,859
Patterson-UTI Energy, Inc.	111,726	412,269
Profire Energy, Inc. (a)	47,414	36,509
RigNet, Inc. (a)	16,595	16,268
SAExploration Holdings, Inc. (a)	11,108	17,995
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	30	0
Series B warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	23,122
		1,246,186
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp. (a)(b)	86,340	16,767
Aemetis, Inc. (a)	8,830	7,064
Alliance Resource Partners LP	78,339	248,335
Altus Midstream Co. (a)	48,954	33,778
Amplify Energy Corp. New warrants 5/4/22 (a)	717	12
Berry Petroleum Corp.	42,400	179,776
Blueknight Energy Partners LP	42,817	59,516
Calumet Specialty Products Partners LP (a)	61,788	158,795
Centennial Resource Development, Inc. Class A (a)	146,786	148,254
Clean Energy Fuels Corp. (a)	152,389	318,493
Diamondback Energy, Inc.	86,375	3,677,848
Dorchester Minerals LP	26,737	312,021
Extraction Oil & Gas, Inc. (a)(b)	95,555	27,711
Falcon Minerals Corp. (b)	23,815	59,299
Gevo, Inc. (a)(b)	22,927	29,576
Golar LNG Ltd.	56,312	446,554
Golar LNG Partners LP	40,472	98,347
Green Plains Partners LP	18,721	123,746
Green Plains, Inc. (b)	21,706	185,586
Gulfport Energy Corp. (a)(b)	102,132	154,219
Hallador Energy Co. (b)	23,992	16,881
Lonestar Resources U.S., Inc. (a)	22,387	13,063
Marine Petroleum Trust	339	705
Martin Midstream Partners LP	28,709	71,773
Mid-Con Energy Partners LP (a)	626	1,653
National Energy Services Reunited Corp. (a)(b)	46,953	266,693
New Fortress Energy LLC (a)	17,706	245,582
Nextdecade Corp. (a)(b)	67,743	102,292
Noble Energy, Inc.	266,608	2,327,488
Noble Midstream Partners LP	48,395	467,980
Oasis Midstream Partners LP	12,784	111,732
Oasis Petroleum, Inc. (a)(b)	189,316	87,199
Pacific Ethanol, Inc. (a)(b)	84,787	56,553
PDC Energy, Inc. (a)	55,940	681,349
Penn Virginia Corp. (a)	9,804	86,079
PrimeEnergy Corp. (a)	796	60,464
Rattler Midstream LP	28,486	239,567
Renewable Energy Group, Inc. (a)	22,152	630,224
StealthGas, Inc. (a)	34,922	92,893
Tellurian, Inc. (a)(b)	137,676	137,662
Torchlight Energy Resources, Inc. (a)(b)	84,218	29,645
TransGlobe Energy Corp.	84,684	44,284
U.S. Energy Corp. (a)(b)	665	4,276
Vertex Energy, Inc. (a)(b)	41,598	27,247
Viper Energy Partners LP	37,499	393,365
Westwater Resources, Inc. (a)	828	1,846
Zion Oil & Gas, Inc. (a)(b)	135,287	36,500
		12,520,692

TOTAL ENERGY		13,766,878

FINANCIALS - 4.4%
Banks - 1.6%
1st Constitution Bancorp	6,490	83,332
1st Source Corp.	18,853	652,125
ACNB Corp.	4,529	112,500
Allegiance Bancshares, Inc. (b)	13,633	349,141
Amalgamated Bank	18,900	212,247
American National Bankshares, Inc.	6,531	162,361
American River Bankshares	3,500	35,665
Ameris Bancorp	35,842	868,452
Ames National Corp.	6,067	121,947
Arrow Financial Corp.	9,443	276,208
Atlantic Capital Bancshares, Inc. (a)	20,721	236,219
BancFirst Corp.	18,889	720,049
Bancorp, Inc., Delaware (a)	36,694	322,907
Bank of Commerce Holdings	11,306	86,265
Bank of Marin Bancorp	11,606	390,542
Bank OZK	69,431	1,561,503
BankFinancial Corp.	14,628	132,822
Bankwell Financial Group, Inc.	4,285	62,732
Banner Corp.	19,210	721,528
BayCom Corp. (a)	3,947	52,021
BCB Bancorp, Inc.	9,394	90,088
BOK Financial Corp.	37,887	1,929,964
Boston Private Financial Holdings, Inc.	46,321	318,225
Bridge Bancorp, Inc.	16,145	343,889
Brookline Bancorp, Inc., Delaware	54,555	507,362
Bryn Mawr Bank Corp.	10,749	298,500
C & F Financial Corp.	2,765	99,651
Camden National Corp.	10,935	366,760
Capital City Bank Group, Inc.	17,094	347,863
Capstar Financial Holdings, Inc.	13,933	160,508
Carter Bank & Trust	17,756	125,357
Cathay General Bancorp	45,230	1,229,804
CBTX, Inc.	13,467	274,996
Centerstate Banks of Florida, Inc.	66,163	1,045,375
Central Valley Community Bancorp	8,707	131,127
Century Bancorp, Inc. Class A (non-vtg.)	2,504	188,802
Chemung Financial Corp.	4,490	113,687
Citizens Community Bancorp, Inc.	4,935	36,272
Citizens Holding Co.	1,445	32,513
City Holding Co.	9,999	628,937
Civista Bancshares, Inc.	12,037	183,444
CNB Financial Corp., Pennsylvania (b)	11,686	207,076
Codorus Valley Bancorp, Inc.	7,465	98,911
Colony Bankcorp, Inc.	4,381	55,726
Columbia Banking Systems, Inc. (b)	40,241	980,271
Commerce Bancshares, Inc. (b)	60,246	3,839,478
Community Bankers Trust Corp.	16,444	92,580
Community Financial Corp.	4,047	95,914
Community Trust Bancorp, Inc.	12,339	405,213
ConnectOne Bancorp, Inc.	22,984	336,945
County Bancorp, Inc. (b)	4,222	91,829
CrossFirst Bankshares, Inc. (a)(b)	26,193	254,858
CVB Financial Corp. (b)	76,652	1,495,481
Eagle Bancorp Montana, Inc.	2,880	49,795
Eagle Bancorp, Inc.	18,057	584,325
East West Bancorp, Inc.	76,915	2,688,179
Enterprise Bancorp, Inc.	7,478	172,293
Enterprise Financial Services Corp.	14,907	437,819
Equity Bancshares, Inc. (a)	10,160	165,710
Farmers & Merchants Bancorp, Inc. (b)	7,012	152,371
Farmers National Banc Corp.	23,198	272,577
Fifth Third Bancorp	381,881	7,404,673
Financial Institutions, Inc.	9,689	171,398
First Bancorp, North Carolina	17,440	443,325
First Bancshares, Inc.	9,721	205,988
First Bank Hamilton New Jersey	14,532	108,554
First Busey Corp.	35,946	643,793
First Capital, Inc. (b)	2,233	137,218
First Citizens Bancshares, Inc.	5,086	1,958,110
First Community Bankshares, In	13,105	280,054
First Community Corp.	3,875	57,350
First Financial Bancorp, Ohio	54,824	728,611
First Financial Bankshares, Inc.	75,890	2,325,270
First Financial Corp., Indiana	8,773	307,932
First Financial Northwest, Inc.	10,995	107,421
First Foundation, Inc.	27,783	413,967
First Guaranty Bancshares, Inc.	7,321	87,120
First Hawaiian, Inc.	64,568	1,113,798
First Internet Bancorp	8,630	138,770
First Interstate Bancsystem, Inc. (b)	23,864	745,750
First Merchants Corp. (b)	30,006	841,968
First Mid-Illinois Bancshares, Inc.	11,244	286,160
First Midwest Bancorp, Inc., Delaware (b)	59,323	774,165
First Northwest Bancorp	7,546	102,324
First of Long Island Corp.	18,772	286,648
Flushing Financial Corp.	19,256	218,363
Fulton Financial Corp.	88,645	993,710
German American Bancorp, Inc.	17,425	539,827
Glacier Bancorp, Inc. (b)	51,627	2,126,516
Great Southern Bancorp, Inc.	10,419	422,595
Grupo Financiero Galicia SA sponsored ADR (b)	31,001	248,318
Guaranty Bancshares, Inc. Texas	8,164	207,529
Hancock Whitney Corp. (b)	44,440	960,793
Hanmi Financial Corp.	20,339	183,661
HarborOne Bancorp, Inc.	27,606	220,020
Hawthorn Bancshares, Inc.	2,549	50,215
HBT Financial, Inc.	16,600	211,152
Heartland Financial U.S.A., Inc.	23,405	749,194
Heritage Commerce Corp.	29,498	239,819
Heritage Financial Corp., Washington	22,026	418,494
Home Bancshares, Inc. (b)	94,396	1,365,910
HomeTrust Bancshares, Inc.	11,346	174,955
Hope Bancorp, Inc. (b)	71,026	674,392
Horizon Bancorp, Inc. Indiana	31,602	324,237
Howard Bancorp, Inc. (a)	11,970	123,411
Huntington Bancshares, Inc.	535,971	4,764,782
IBERIABANK Corp.	26,871	1,139,599
Independent Bank Corp.	15,779	218,066
Independent Bank Corp., Massachusetts	19,393	1,347,232
Independent Bank Group, Inc.	21,862	828,133
International Bancshares Corp. (b)	37,270	1,147,171
Investar Holding Corp.	8,715	113,731
Investors Bancorp, Inc.	128,289	1,113,549
Lakeland Bancorp, Inc.	40,167	445,854
Lakeland Financial Corp. (b)	13,946	595,355
Landmark Bancorp, Inc. (b)	2,648	66,200
LCNB Corp.	12,147	180,626
Live Oak Bancshares, Inc. (b)	19,604	265,438
Macatawa Bank Corp.	20,908	154,510
Mercantil Bank Holding Corp. Class A (a)(b)	23,541	306,975
Mercantile Bank Corp. (b)	12,064	276,748
Midland States Bancorp, Inc.	16,529	247,439
MidWestOne Financial Group, Inc.	11,723	224,964
National Bankshares, Inc.	4,034	124,247
NBT Bancorp, Inc. (b)	26,688	835,868
Nicolet Bankshares, Inc. (a)	7,073	395,451
Northeast Bank (b)	7,547	129,507
Northrim Bancorp, Inc.	5,057	116,665
Norwood Financial Corp.	3,432	84,050
Oak Valley Bancorp Oakdale California	5,385	74,098
OceanFirst Financial Corp.	35,940	600,198
Old National Bancorp, Indiana (b)	91,349	1,241,433
Old Point Financial Corp.	2,955	44,916
Old Second Bancorp, Inc.	25,460	196,042
Opus Bank	20,997	409,232
Origin Bancorp, Inc.	13,756	286,950
Orrstown Financial Services, Inc.	7,486	100,911
Pacific Mercantile Bancorp (a)	11,962	45,456
Pacific Premier Bancorp, Inc. (b)	29,739	642,957
PacWest Bancorp	60,656	1,049,955
Patriot National Bancorp, Inc.	1,781	10,508
Peapack-Gladstone Financial Corp.	13,648	256,992
Penns Woods Bancorp, Inc. (b)	4,912	105,412
People's Utah Bancorp	12,757	315,991
Peoples Bancorp of North Carolina	3,056	53,480
Peoples Bancorp, Inc.	13,997	314,513
Peoples Financial Services Corp.	4,449	147,039
Peoples United Financial, Inc.	233,937	2,678,579
Pinnacle Financial Partners, Inc.	41,105	1,638,034
Popular, Inc.	46,766	1,846,789
Preferred Bank, Los Angeles (b)	6,997	262,877
Premier Financial Bancorp, Inc.	13,603	180,376
QCR Holdings, Inc.	11,391	345,945
RBB Bancorp	10,860	139,334
Reliant Bancorp, Inc.	8,809	123,326
Renasant Corp. (b)	31,733	765,400
Republic Bancorp, Inc., Kentucky Class A	13,488	432,290
Republic First Bancorp, Inc. (a)	51,967	123,162
S&T Bancorp, Inc. (b)	21,363	475,113
Salisbury Bancorp, Inc.	1,630	58,354
Sandy Spring Bancorp, Inc.	23,894	579,430
SB Financial Group, Inc.	4,486	68,770
SB One Bancorp	5,449	92,579
Seacoast Banking Corp., Florida (a)	27,356	594,993
Select Bancorp, Inc. New (a)	8,656	64,920
ServisFirst Bancshares, Inc. (b)	31,925	1,113,544
Shore Bancshares, Inc.	9,065	90,650
Sierra Bancorp	9,675	182,277
Signature Bank	28,953	2,979,553
Simmons First National Corp. Class A (b)	63,250	1,084,738
SmartFinancial, Inc.	10,154	156,372
Sound Financial Bancorp, Inc.	1,189	28,536
South State Corp.	17,270	907,884
Southern First Bancshares, Inc. (a)	4,670	135,710
Southern National Bancorp of Virginia, Inc.	16,511	166,101
Southside Bancshares, Inc. (b)	20,855	588,111
Spirit of Texas Bancshares, Inc. (a)	8,516	102,533
Stock Yards Bancorp, Inc.	17,937	610,396
Summit Financial Group, Inc.	12,099	203,263
Summit State Bank	3,403	37,365
SVB Financial Group (a)	27,853	5,981,432
TCF Financial Corp.	83,723	2,421,269
Texas Capital Bancshares, Inc. (a)	27,398	733,170
The Bank of Princeton	4,666	96,353
The First Bancorp, Inc.	6,787	139,880
TowneBank (b)	45,450	857,187
Trico Bancshares	20,207	573,273
TriState Capital Holdings, Inc. (a)	15,221	227,554
Triumph Bancorp, Inc. (a)	13,714	336,679
Trustmark Corp. (b)	36,411	866,218
UMB Financial Corp. (b)	27,775	1,424,302
Umpqua Holdings Corp.	109,959	1,252,433
Union Bankshares Corp. (b)	45,156	1,045,361
Union Bankshares, Inc. (b)	2,283	44,747
United Bankshares, Inc., West Virginia (b)	70,607	2,053,252
United Community Bank, Inc. (b)	45,447	888,489
United Security Bancshares, Inc.	3,641	27,125
Unity Bancorp, Inc.	6,284	89,924
Univest Corp. of Pennsylvania	18,579	305,439
Valley National Bancorp (b)	212,194	1,693,308
Veritex Holdings, Inc.	26,629	466,540
Washington Trust Bancorp, Inc.	11,648	372,387
Wellesley Bancorp, Inc.	1,635	55,590
WesBanco, Inc. (b)	38,074	815,545
West Bancorp., Inc.	9,814	173,119
Westamerica Bancorp.	15,600	920,088
Wintrust Financial Corp.	29,646	1,255,805
Zions Bancorp NA	83,019	2,731,740
		125,938,275
Capital Markets - 1.7%
AGM Group Holdings, Inc. (a)(b)	2,603	55,418
B. Riley Financial, Inc.	17,946	345,102
BGC Partners, Inc. Class A	163,907	422,061
Blucora, Inc. (a)	27,367	332,509
BMB Munai, Inc. (a)(b)	35,806	622,666
Capital Southwest Corp.	12,254	171,311
Capitala Finance Corp.	9,727	28,014
Carlyle Group LP (b)	190,588	5,271,664
China Finance Online Co. Ltd. ADR (a)(b)	1,817	9,521
China Internet Nationwide Financial Services, Inc. (a)	11,616	6,098
CM Finance, Inc.	12,109	48,920
CME Group, Inc.	194,876	35,584,358
Cowen Group, Inc. Class A (b)	17,974	234,920
Diamond Hill Investment Group, Inc.	2,071	217,372
E*TRADE Financial Corp.	118,464	5,394,851
Focus Financial Partners, Inc. Class A (a)	25,930	721,891
Futu Holdings Ltd. ADR (a)	16,420	262,556
Hamilton Lane, Inc. Class A	17,418	1,274,475
Harvest Capital Credit Corp.	3,546	14,290
Hennessy Advisors, Inc. (b)	4,729	37,927
Horizon Technology Finance Corp.	6,016	65,514
Interactive Brokers Group, Inc. (b)	41,536	1,759,050
INTL FCStone, Inc. (a)	11,087	565,548
LPL Financial	42,801	3,055,563
MarketAxess Holdings, Inc.	20,597	10,475,428
Morningstar, Inc.	23,744	3,640,430
Newtek Business Services Corp. (b)	9,757	167,430
Northern Trust Corp.	113,474	8,965,581
SEI Investments Co. (b)	82,679	4,482,855
Siebert Financial Corp. (a)(b)	18,877	129,119
Silvercrest Asset Management Group Class A	8,360	94,217
T. Rowe Price Group, Inc.	128,092	15,486,323
TD Ameritrade Holding Corp.	293,199	10,927,527
The NASDAQ OMX Group, Inc.	89,381	10,588,073
Tradeweb Markets, Inc. Class A	45,862	3,025,058
U.S. Global Investments, Inc. Class A (b)	17,228	36,007
Value Line, Inc.	5,984	170,544
Victory Capital Holdings, Inc. (b)	9,060	151,393
Virtu Financial, Inc. Class A	66,049	1,575,269
Virtus Investment Partners, Inc.	4,523	420,549
Wins Finance Holdings, Inc. (a)(b)	9,202	66,346
WisdomTree Investments, Inc. (b)	86,714	259,275
XP, Inc. Class A (a)	193,087	5,862,121
Yintech Investment Holdings Ltd. sponsored ADR	6,560	37,392
		133,062,536
Consumer Finance - 0.2%
360 Finance, Inc. ADR (a)(b)	54,508	547,805
Atlanticus Holdings Corp. (a)	10,424	151,148
Consumer Portfolio Services, Inc. (a)(b)	17,297	44,799
Credit Acceptance Corp. (a)(b)	9,817	3,630,523
Encore Capital Group, Inc. (a)	17,451	554,418
EZCORP, Inc. (non-vtg.) Class A (a)	27,154	140,115
First Cash Financial Services, Inc. (b)	22,488	1,568,988
LendingTree, Inc. (a)(b)	7,051	1,833,401
LexinFintech Holdings Ltd. ADR (a)	55,889	455,495
Navient Corp.	105,008	781,260
Nicholas Financial, Inc. (a)	5,880	32,046
Oportun Financial Corp. (a)	16,861	162,709
PRA Group, Inc. (a)(b)	25,375	865,795
SLM Corp.	202,449	1,534,563
World Acceptance Corp. (a)(b)	4,944	328,776
		12,631,841
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc. (a)(b)	4,846	82,091
GWG Holdings, Inc. (a)(b)	4,350	34,409
LM Funding America, Inc. (a)	30,394	31,002
Marlin Business Services Corp.	10,171	76,181
		223,683
Insurance - 0.7%
1347 Property Insurance Holdings, Inc. (a)	3,213	14,973
American National Insurance Co.	16,505	1,240,351
Amerisafe, Inc.	11,727	719,803
Arch Capital Group Ltd. (a)	220,965	6,235,632
Atlas Financial Holdings, Inc.(a)(b)	12,786	4,475
Brighthouse Financial, Inc. (a)	52,211	1,551,189
BRP Group, Inc. (a)(b)	9,910	122,884
Cincinnati Financial Corp.	88,157	5,196,855
Conifer Holdings, Inc. (a)	3,312	8,346
Donegal Group, Inc. Class A	18,229	259,763
eHealth, Inc. (a)	13,782	1,797,448
Enstar Group Ltd. (a)(b)	10,052	1,431,405
Erie Indemnity Co. Class A (b)	25,165	4,535,740
Fanhua, Inc. ADR (b)	17,789	334,255
Fednat Holding Co.	9,090	110,807
Global Indemnity Ltd.	7,184	174,284
Goosehead Insurance (a)(b)	9,050	542,548
Greenlight Capital Re, Ltd. (a)(b)	22,256	161,133
Hallmark Financial Services, Inc. (a)	11,649	27,142
Health Insurance Innovations, Inc. (a)	7,420	145,655
Investors Title Co.	1,165	146,907
James River Group Holdings Ltd. (b)	16,877	652,634
Kingstone Companies, Inc. (b)	5,340	23,496
Kinsale Capital Group, Inc.	12,436	1,856,944
Maiden Holdings Ltd. (a)	68,371	82,045
National General Holdings Corp.	64,712	1,313,654
National Western Life Group, Inc.	2,111	413,608
NI Holdings, Inc. (a)	13,483	202,110
Oxbridge Re Holdings Ltd. (a)(b)	5,511	5,511
Palomar Holdings, Inc. (a)(b)	13,968	1,039,499
Principal Financial Group, Inc.	148,401	5,731,247
Protective Insurance Corp. Class B	8,089	111,790
Safety Insurance Group, Inc. (b)	8,823	672,666
Selective Insurance Group, Inc. (b)	32,753	1,717,895
Sirius International Insurance (a)	215	1,503
State Auto Financial Corp.	26,372	525,858
Tiptree, Inc.	21,094	128,673
Trupanion, Inc. (a)(b)	19,285	580,864
Unico American Corp. (a)	851	4,281
United Fire Group, Inc.	17,033	456,995
United Insurance Holdings Corp.	27,483	215,467
Watford Holdings Ltd. (a)	10,448	154,317
Willis Group Holdings PLC	69,458	14,093,028
		54,745,680
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	305,755	3,956,470
Manhattan Bridge Capital, Inc.	7,113	31,582
New York Mortgage Trust, Inc.	201,790	419,723
		4,407,775
Thrifts & Mortgage Finance - 0.2%
America First Tax Exempt Investors LP	39,141	187,094
Bogota Financial Corp. (b)	8,810	77,616
Capitol Federal Financial, Inc. (b)	88,464	1,037,240
Carver Bancorp, Inc. (a)(b)	1,018	1,904
Columbia Financial, Inc. (a)	72,096	1,016,554
Dime Community Bancshares, Inc.	21,887	315,829
First Defiance Financial Corp.	24,001	398,657
FS Bancorp, Inc.	3,075	129,888
Greene County Bancorp, Inc.	4,117	90,698
Hingham Institution for Savings	1,454	238,674
HMN Financial, Inc. (a)	2,581	38,070
Home Bancorp, Inc.	7,434	176,632
HomeStreet, Inc.	15,703	374,045
Kearny Financial Corp.	52,753	452,093
Meridian Bancorp, Inc. Maryland	35,661	410,815
Meta Financial Group, Inc. (b)	21,290	385,775
MMA Capital Management, LLC (a)	4,253	106,155
NMI Holdings, Inc. (a)	38,659	593,996
Northfield Bancorp, Inc.	40,297	440,446
Northwest Bancshares, Inc. (b)	65,875	656,115
PCSB Financial Corp.	16,016	213,974
Provident Bancorp, Inc.	14,544	123,915
Prudential Bancorp, Inc.	6,449	78,807
Randolph Bancorp, Inc. (a)	3,346	31,653
Riverview Bancorp, Inc.	15,015	75,075
Severn Bancorp, Inc.	3,614	22,045
Southern Missouri Bancorp, Inc.	6,368	154,870
TFS Financial Corp.	161,518	2,488,992
Timberland Bancorp, Inc.	5,704	102,501
Trustco Bank Corp., New York	71,787	452,258
Washington Federal, Inc.	43,704	1,130,185
Waterstone Financial, Inc.	20,236	301,516
Westfield Financial, Inc.	19,217	101,466
WMI Holdings Corp. (a)	52,465	584,985
WSFS Financial Corp. (b)	32,006	885,606
		13,876,144

TOTAL FINANCIALS		344,885,934

HEALTH CARE - 11.1%
Biotechnology - 6.6%
89Bio, Inc. (a)(b)	7,515	193,586
Abeona Therapeutics, Inc. (a)	44,237	146,424
AC Immune SA (a)(b)	40,225	311,342
ACADIA Pharmaceuticals, Inc. (a)	84,650	4,205,412
Acceleron Pharma, Inc. (a)	29,485	2,914,003
Acorda Therapeutics, Inc. (a)	24,577	18,374
Adamas Pharmaceuticals, Inc. (a)	14,212	39,225
Adaptimmune Therapeutics PLC sponsored ADR (a)	60,952	674,739
ADMA Biologics, Inc. (a)	46,418	152,715
Aduro Biotech, Inc. (a)	57,487	187,982
Adverum Biotechnologies, Inc. (a)(b)	44,561	919,293
Aeglea BioTherapeutics, Inc. (a)	25,208	222,082
AEterna Zentaris, Inc. (a)	23,853	27,670
Affimed NV (a)	66,074	217,383
Agenus, Inc. (a)(b)	87,943	328,027
Agios Pharmaceuticals, Inc. (a)(b)	39,359	2,036,435
Aikido Pharma, Inc. (a)(b)	4,137	2,927
Aileron Therapeutics, Inc. (a)	30,009	48,615
Aimmune Therapeutics, Inc. (a)(b)	37,257	618,839
Akebia Therapeutics, Inc. (a)	75,944	883,988
Akero Therapeutics, Inc. (a)	16,870	428,835
Albireo Pharma, Inc. (a)	8,861	237,120
Aldeyra Therapeutics, Inc. (a)	15,692	77,205
Alector, Inc. (a)(b)	44,242	1,446,713
Alexion Pharmaceuticals, Inc. (a)	119,895	14,375,411
Alkermes PLC (a)	86,661	1,417,774
Allakos, Inc. (a)(b)	26,869	1,746,485
Allogene Therapeutics, Inc. (a)(b)	67,741	3,262,407
Alnylam Pharmaceuticals, Inc. (a)	61,758	8,354,005
Alpine Immune Sciences, Inc. (a)	7,313	27,277
Alterity Therapeutics Ltd. ADR (a)	12,128	7,034
Altimmune, Inc. (a)(b)	14,423	133,845
Amarin Corp. PLC ADR (a)(b)	191,990	1,317,051
Amgen, Inc.	319,885	73,477,585
Amicus Therapeutics, Inc. (a)(b)	142,112	1,772,847
AnaptysBio, Inc. (a)	14,537	277,366
Anavex Life Sciences Corp. (a)(b)	41,576	170,877
Anika Therapeutics, Inc. (a)	7,769	260,495
Apellis Pharmaceuticals, Inc. (a)	41,423	1,395,541
Applied Genetic Technologies Corp. (a)	13,372	64,186
Applied Therapeutics, Inc. (a)(b)	11,941	543,554
Aprea Therapeutics, Inc.	11,444	307,386
Aptevo Therapeutics, Inc. (a)	3,717	21,187
Aptinyx, Inc. (a)	23,382	87,449
Aptorum Group Ltd. (a)	470	1,457
Aptose Biosciences, Inc. (a)	45,727	337,465
AquaBounty Technologies, Inc. (a)(b)	28,451	77,102
AquaMed Technologies, Inc. (c)	19,156	0
Aravive, Inc. (a)	9,077	116,276
Arbutus Biopharma Corp. (a)	42,327	91,850
Arcturus Therapeutics Holdings, Inc. (a)	10,573	411,713
Ardelyx, Inc. (a)	56,480	413,998
Arena Pharmaceuticals, Inc. (a)(b)	27,622	1,650,967
Argenx SE ADR (a)	13,384	2,935,111
Arrowhead Pharmaceuticals, Inc. (a)	55,579	1,791,867
Ascendis Pharma A/S sponsored ADR (a)	26,172	3,807,764
Assembly Biosciences, Inc. (a)	19,533	380,698
Atara Biotherapeutics, Inc. (a)	35,302	405,973
Athenex, Inc. (a)(b)	47,887	520,532
Athersys, Inc. (a)(b)	104,254	303,379
Atossa Therapeutics, Inc. (a)(b)	9,613	22,879
Atreca, Inc. (b)	11,635	214,898
aTyr Pharma, Inc.	5,845	21,860
Aurinia Pharmaceuticals, Inc. (a)	61,182	970,958
Autolus Therapeutics Ltd. ADR (a)	19,943	249,686
AVEO Pharmaceuticals, Inc. (a)	8,983	73,301
Avid Bioservices, Inc. (a)	31,449	183,662
Avita Medical Ltd. ADR (a)(b)	17,921	115,411
AVROBIO, Inc. (a)	19,381	391,884
Axovant Gene Therapies Ltd. (a)	23,058	73,555
BeiGene Ltd. ADR (a)	23,139	3,830,430
Bellicum Pharmaceuticals, Inc. (a)(b)	2,921	22,287
BELLUS Health, Inc. (a)	32,423	344,517
BeyondSpring, Inc. (a)	15,497	263,449
Bio Path Holdings, Inc. (a)	1,554	8,594
BioCryst Pharmaceuticals, Inc. (a)(b)	89,266	401,251
Biogen, Inc. (a)	94,190	28,924,807
BioLine RX Ltd. sponsored ADR (a)(b)	5,772	11,198
BioMarin Pharmaceutical, Inc. (a)	97,387	10,376,585
BioNTech SE ADR (a)(b)	6,394	316,695
Biospecifics Technologies Corp. (a)	4,954	308,139
BioXcel Therapeutics, Inc. (a)	10,959	510,251
Black Diamond Therapeutics, Inc. (a)(b)	19,464	760,069
bluebird bio, Inc. (a)	35,065	2,231,186
Blueprint Medicines Corp. (a)	30,094	1,960,323
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,843	155,280
Bridgebio Pharma, Inc. (b)	67,672	1,984,820
Cabaletta Bio, Inc. (a)	13,397	114,544
Calithera Biosciences, Inc. (a)	37,331	217,266
Calyxt, Inc. (a)	20,759	90,094
Cancer Genetics, Inc. (a)	4,795	14,673
Capricor Therapeutics, Inc. (a)	6,213	28,828
CareDx, Inc. (a)(b)	24,700	793,364
CASI Pharmaceuticals, Inc. (a)(b)	57,733	152,415
Castle Biosciences, Inc. (b)	8,838	339,644
Catabasis Pharmaceuticals, Inc. (a)	13,251	82,289
Catalyst Biosciences, Inc. (a)	8,396	60,535
Catalyst Pharmaceutical Partners, Inc. (a)(b)	57,815	249,183
Celldex Therapeutics, Inc. (a)	25,901	69,156
Cellectis SA sponsored ADR (a)	13,326	246,131
Cellular Biomedicine Group, Inc. (a)	11,474	157,997
Celsion Corp. (a)	19,262	57,786
Checkpoint Therapeutics, Inc. (a)	23,493	49,805
ChemoCentryx, Inc. (a)	32,872	2,050,884
Chimerix, Inc. (a)	38,096	118,860
China Biologic Products Holdings, Inc. (a)	20,560	2,277,431
Cidara Therapeutics, Inc. (a)(b)	20,085	72,708
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Cleveland Biolabs, Inc. (a)(b)	5,822	11,935
Clovis Oncology, Inc. (a)(b)	41,072	284,218
Coherus BioSciences, Inc. (a)(b)	39,473	735,777
Concert Pharmaceuticals, Inc. (a)	16,713	177,492
Constellation Pharmaceuticals, Inc. (a)	23,335	829,093
ContraFect Corp. (a)	9,744	50,376
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	339,445
Cortexyme, Inc. (b)	16,026	738,638
Corvus Pharmaceuticals, Inc. (a)(b)	26,261	90,600
Crinetics Pharmaceuticals, Inc. (a)	17,767	290,313
CRISPR Therapeutics AG (a)(b)	32,469	2,096,848
CTI BioPharma Corp. (a)(b)	59,493	60,683
Cue Biopharma, Inc. (a)	15,106	418,134
Curis, Inc. (a)	61,643	51,484
Cyclacel Pharmaceuticals, Inc. (a)(b)	3,131	15,718
Cyclerion Therapeutics, Inc. (a)(b)	14,506	57,734
Cytokinetics, Inc. (a)(b)	35,116	727,252
CytomX Therapeutics, Inc. (a)	24,281	215,130
DBV Technologies SA sponsored ADR (a)(b)	30,746	149,118
Deciphera Pharmaceuticals, Inc. (a)	29,389	1,721,314
DelMar Pharmaceuticals, Inc. (a)	2,797	2,741
Denali Therapeutics, Inc. (a)(b)	61,178	1,702,584
Dicerna Pharmaceuticals, Inc. (a)	40,083	864,590
Dyadic International, Inc. (a)(b)	12,601	76,740
Dynavax Technologies Corp. (a)(b)	55,080	337,090
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	400,597
Edge Therapeutics, Inc. (a)	11,050	14,476
Editas Medicine, Inc. (a)(b)	29,210	790,715
Eidos Therapeutics, Inc. (a)(b)	21,341	1,043,788
Eiger Biopharmaceuticals, Inc. (a)	12,883	155,498
Enanta Pharmaceuticals, Inc. (a)	11,024	567,626
Enlivex Therapeutics Ltd. (a)(b)	6,306	32,791
Enochian Biosciences, Inc. (a)(b)	15,461	54,887
Epizyme, Inc. (a)(b)	55,635	976,394
Esperion Therapeutics, Inc. (a)(b)	15,036	637,075
Evelo Biosciences, Inc. (a)(b)	19,513	85,272
Exact Sciences Corp. (a)	80,964	6,953,188
Exelixis, Inc. (a)	166,754	4,120,491
Fate Therapeutics, Inc. (a)(b)	43,000	1,394,490
FibroGen, Inc. (a)	49,226	1,646,117
Five Prime Therapeutics, Inc. (a)	20,245	107,299
Flexion Therapeutics, Inc. (a)(b)	22,770	260,261
Fortress Biotech, Inc. (a)	70,701	205,033
Forward Pharma A/S sponsored ADR (a)(b)	499	2,969
Frequency Therapeutics, Inc. (b)	19,874	368,861
G1 Therapeutics, Inc. (a)	19,940	338,382
Galapagos Genomics NV sponsored ADR (a)(b)	4,161	843,768
Galectin Therapeutics, Inc. (a)(b)	32,120	97,324
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	94,810
Gamida Cell Ltd. (a)	18,175	102,325
Genfit ADR (a)(b)	3,215	16,782
Genmab A/S ADR	19,046	580,332
Genocea Biosciences, Inc. (a)	12,582	34,726
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	140,969	226,960
Gilead Sciences, Inc.	685,066	53,318,687
Global Blood Therapeutics, Inc. (a)(b)	33,961	2,374,553
GlycoMimetics, Inc. (a)(b)	25,873	73,221
Gossamer Bio, Inc. (a)	40,598	493,266
Grifols SA ADR	69,841	1,322,090
Gritstone Oncology, Inc. (a)(b)	22,773	147,114
Halozyme Therapeutics, Inc. (a)	77,782	1,887,769
Harpoon Therapeutics, Inc. (a)	14,671	319,241
Heron Therapeutics, Inc. (a)(b)	53,082	967,154
Histogen, Inc. (a)	7,869	33,994
Homology Medicines, Inc. (a)	24,210	344,750
Hookipa Pharma, Inc. (a)	11,514	125,618
I-Mab ADR (b)	7,719	192,435
Idera Pharmaceuticals, Inc. (a)(b)	34,140	59,062
IGM Biosciences, Inc. (a)(b)	13,900	900,442
Immunic, Inc. (a)	6,569	78,762
ImmunoGen, Inc. (a)	93,747	438,736
Immunomedics, Inc. (a)(b)	117,352	3,941,854
Immunovant, Inc. (a)(b)	35,831	919,423
Incyte Corp. (a)	117,825	12,007,546
Infinity Pharmaceuticals, Inc. (a)	33,793	30,414
InflaRx NV (a)(b)	14,516	128,031
Inovio Pharmaceuticals, Inc. (a)(b)	86,144	1,270,624
Insmed, Inc. (a)	54,338	1,319,870
Intec Pharma Ltd. (a)(b)	27,156	7,794
Intellia Therapeutics, Inc. (a)(b)	30,035	525,913
Intercept Pharmaceuticals, Inc. (a)(b)	17,915	1,294,538
Ionis Pharmaceuticals, Inc. (a)	76,832	4,318,727
Iovance Biotherapeutics, Inc. (a)(b)	69,225	2,221,430
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	90,766	883,153
Iveric Bio, Inc. (a)	29,247	117,280
Jounce Therapeutics, Inc. (a)(b)	23,443	126,358
Kalvista Pharmaceuticals, Inc. (a)	14,657	164,891
Kamada (a)(b)	24,022	188,573
Karuna Therapeutics, Inc. (a)	14,459	1,357,122
Karyopharm Therapeutics, Inc. (a)	38,378	709,609
Kezar Life Sciences, Inc. (a)	19,749	94,203
Kindred Biosciences, Inc. (a)	28,794	123,526
Kiniksa Pharmaceuticals Ltd. (a)(b)	13,830	288,632
Kodiak Sciences, Inc. (a)(b)	24,064	1,554,775
Krystal Biotech, Inc. (a)(b)	10,024	515,334
Kura Oncology, Inc. (a)	28,593	488,654
La Jolla Pharmaceutical Co. (a)	17,647	83,294
Larimar Therapeutics, Inc. (a)(b)	2,701	33,492
Leap Therapeutics, Inc. (a)(b)	28,305	67,083
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	106,750
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	8,715	885,183
General CVR (a)	1,518	20
Glucagon CVR (a)	1,518	21
rights (a)	1,518	21
TR Beta CVR (a)	1,518	364
LogicBio Therapeutics, Inc. (a)(b)	12,645	86,745
Macrogenics, Inc. (a)	27,636	531,717
Madrigal Pharmaceuticals, Inc. (a)(b)	8,896	1,032,114
Magenta Therapeutics, Inc. (a)	21,391	189,096
MannKind Corp. (a)(b)	116,841	176,430
Marker Therapeutics, Inc. (a)(b)	38,560	87,531
MediciNova, Inc. (a)(b)	25,966	138,658
MEI Pharma, Inc. (a)	53,702	196,281
MeiraGTx Holdings PLC (a)(b)	20,488	304,042
Mereo Biopharma Group PLC:
ADR (a)(b)	8,456	10,570
rights (a)(c)	66,222	1
Mersana Therapeutics, Inc. (a)	31,587	715,130
Merus BV (a)	16,443	224,447
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	96,841
Minerva Neurosciences, Inc. (a)	25,872	95,985
Miragen Therapeutics, Inc. (a)	30,380	29,985
Mirati Therapeutics, Inc. (a)	24,231	2,403,473
Mirum Pharmaceuticals, Inc. (a)(b)	13,863	233,592
Moderna, Inc. (a)	199,955	12,297,233
Molecular Templates, Inc. (a)	24,837	385,470
Momenta Pharmaceuticals, Inc. (a)	63,629	2,003,041
Morphic Holding, Inc.	16,666	346,319
Morphosys AG sponsored ADR (a)	9,616	311,270
Mustang Bio, Inc. (a)	20,491	76,431
Myriad Genetics, Inc. (a)	40,846	593,492
NantKwest, Inc. (a)(b)	57,004	384,207
Natera, Inc. (a)	43,478	1,906,510
Neoleukin Therapeutics, Inc. (a)	21,270	259,069
Neubase Therapeutics, Inc. (a)(b)	11,415	89,037
Neurobo Pharmaceuticals, Inc. (a)	8,094	107,003
Neurobo Pharmaceuticals, Inc. rights (a)(c)	15,305	0
Neurocrine Biosciences, Inc. (a)	50,270	6,271,685
NewLink Genetics Corp. (a)(b)	4,873	67,783
NextCure, Inc. (b)	14,919	465,622
Novavax, Inc. (a)(b)	34,450	1,586,078
NuCana PLC ADR (a)(b)	8,882	55,690
Nymox Pharmaceutical Corp. (a)(b)	41,592	143,908
ObsEva SA (a)(b)	34,218	127,975
Ocugen, Inc. (a)	1,145	355
OncoMed Pharmaceuticals, Inc. rights (a)(c)	66,222	1
OncoSec Medical, Inc. (a)	6,995	15,599
Oncternal Therapeutics, Inc. (a)	4,320	13,133
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
Opko Health, Inc. (a)(b)	369,001	841,322
Orchard Therapeutics PLC ADR (a)	30,669	291,356
Organogenesis Holdings, Inc. Class A (a)	33,143	136,881
Organovo Holdings, Inc. (a)	121,146	76,504
Outlook Therapeutics, Inc. (a)(b)	49,059	50,040
OvaScience, Inc. (a)	2,106	5,602
Ovid Therapeutics, Inc. (a)	37,801	202,235
Oyster Point Pharma, Inc. (a)(b)	13,535	385,206
PDL BioPharma, Inc. (a)	72,841	238,190
PhaseBio Pharmaceuticals, Inc. (a)	19,878	119,467
Pieris Pharmaceuticals, Inc. (a)(b)	45,039	162,140
Pluristem Therapeutics, Inc. (a)(b)	10,862	87,222
Polarityte, Inc. (a)	16,092	15,712
Portola Pharmaceuticals, Inc. (a)	45,125	809,994
Precigen, Inc. (a)(b)	89,597	197,113
Precision BioSciences, Inc. (a)	30,313	212,494
Prevail Therapeutics, Inc.	18,144	302,642
Principia Biopharma, Inc. (a)(b)	18,519	1,183,179
Progenics Pharmaceuticals, Inc. (a)	44,482	188,826
ProQR Therapeutics BV (a)	29,511	164,081
Protagonist Therapeutics, Inc. (a)	18,002	297,573
Protara Therapeutics, Inc. (a)(b)	2,956	160,806
Proteostasis Therapeutics, Inc. (a)(b)	39,785	52,118
Prothena Corp. PLC (a)	28,527	304,098
PTC Therapeutics, Inc. (a)(b)	34,720	1,760,651
Puma Biotechnology, Inc. (a)(b)	19,906	203,240
Radius Health, Inc. (a)	28,364	359,088
RAPT Therapeutics, Inc. (a)	13,399	244,934
Recro Pharma, Inc. (a)	13,660	61,743
Regeneron Pharmaceuticals, Inc. (a)	58,600	35,910,666
REGENXBIO, Inc. (a)	20,288	764,046
Regulus Therapeutics, Inc. (a)(b)	26,459	19,844
Repligen Corp. (a)	28,062	3,675,280
Replimune Group, Inc. (a)	20,164	378,680
Retrophin, Inc. (a)	28,112	440,937
Revolution Medicines, Inc.	33,045	1,015,142
Rhythm Pharmaceuticals, Inc. (a)	28,698	556,454
Rigel Pharmaceuticals, Inc. (a)	85,359	166,877
Rocket Pharmaceuticals, Inc. (a)(b)	28,921	544,004
Rubius Therapeutics, Inc. (a)(b)	48,503	312,844
Sage Therapeutics, Inc. (a)	28,483	1,017,413
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	4,845
Salarius Pharmaceuticals, Inc. rights (a)(c)	122,366	15,051
Sangamo Therapeutics, Inc. (a)(b)	73,423	821,603
Sarepta Therapeutics, Inc. (a)(b)	42,628	6,490,966
Savara, Inc. (a)	28,214	68,842
Scholar Rock Holding Corp. (a)(b)	17,412	320,381
Seattle Genetics, Inc. (a)	93,685	14,728,219
Selecta Biosciences, Inc. (a)(b)	47,457	174,167
Sellas Life Sciences Group, Inc. (a)(b)	832	2,854
Seneca Biopharma, Inc. (a)	816	751
Seres Therapeutics, Inc. (a)	36,830	202,197
Sesen Bio, Inc. (a)	53,077	42,685
Sierra Oncology, Inc. (a)(b)	5,958	83,472
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Soleno Therapeutics, Inc. (a)	25,832	86,796
Solid Biosciences, Inc. (a)	25,335	74,738
Sorrento Therapeutics, Inc. (a)(b)	109,058	550,743
Spectrum Pharmaceuticals, Inc. (a)	62,195	182,853
Spero Therapeutics, Inc. (a)	13,597	160,717
Spring Bank Pharmaceuticals, Inc. (a)	7,420	12,243
Springworks Therapeutics, Inc. (a)(b)	23,441	892,399
Stemline Therapeutics, Inc. (a)	32,407	384,995
Stoke Therapeutics, Inc.	17,741	490,716
Summit Therapeutics PLC sponsored ADR (a)	15,464	62,475
Sunesis Pharmaceuticals, Inc. (a)	57,085	22,263
Surface Oncology, Inc. (a)	21,797	111,383
Sutro Biopharma, Inc. (a)	19,236	192,552
Syndax Pharmaceuticals, Inc. (a)	19,109	309,566
Synlogic, Inc. (a)	16,162	40,567
Syros Pharmaceuticals, Inc. (a)(b)	28,045	274,561
T2 Biosystems, Inc. (a)(b)	57,311	48,101
TCR2 Therapeutics, Inc. (a)	13,157	132,886
Tenax Therapeutics, Inc. (a)	31,497	45,356
TG Therapeutics, Inc. (a)	62,162	1,159,321
Therapix Biosciences Ltd. ADR (a)(b)	9,380	4,690
Tobira Therapeutics, Inc. rights (a)(c)	6,103	52,181
Tocagen, Inc. (a)	22,758	27,537
TONIX Pharmaceuticals Holding (a)	16,417	10,671
TRACON Pharmaceuticals, Inc. (a)(b)	6,894	15,856
Translate Bio, Inc. (a)	32,385	671,017
Trevena, Inc. (a)	46,111	59,944
Trillium Therapeutics, Inc. (a)	17,248	116,941
Turning Point Therapeutics, Inc. (a)	22,245	1,540,466
Twist Bioscience Corp. (a)	22,153	840,706
Tyme, Inc. (a)(b)	74,416	114,601
Ultragenyx Pharmaceutical, Inc. (a)(b)	31,680	2,168,813
uniQure B.V. (a)	24,750	1,662,210
United Therapeutics Corp. (a)	23,896	2,818,533
UNITY Biotechnology, Inc. (a)(b)	25,455	208,222
Unum Therapeutics, Inc. (a)(b)	12,548	7,042
UroGen Pharma Ltd. (a)(b)	14,300	335,621
Vanda Pharmaceuticals, Inc. (a)	32,387	379,576
Vaxart, Inc. (a)	38,867	104,164
VBI Vaccines, Inc. (a)	124,258	270,882
VBL Therapeutics (a)	11,422	14,049
Veracyte, Inc. (a)	28,340	706,800
Verastem, Inc. (a)(b)	83,223	154,795
Vericel Corp. (a)	25,530	367,121
Vertex Pharmaceuticals, Inc. (a)	140,382	40,424,401
Viela Bio, Inc. (b)	27,812	1,304,383
Viking Therapeutics, Inc. (a)(b)	48,864	349,378
Vir Biotechnology, Inc. (a)(b)	63,969	2,186,460
VistaGen Therapeutics, Inc. (a)(b)	32,116	14,182
Voyager Therapeutics, Inc. (a)	19,838	240,040
vTv Therapeutics, Inc. Class A (a)(b)	39,477	113,694
X4 Pharmaceuticals, Inc. (a)	7,951	67,902
Xbiotech, Inc. (a)(b)	23,490	328,155
Xencor, Inc. (a)(b)	32,632	987,118
Xenon Pharmaceuticals, Inc. (a)	19,242	263,615
XOMA Corp. (a)	6,346	130,855
Y-mAbs Therapeutics, Inc. (a)	24,006	916,549
Yield10 Bioscience, Inc. (a)(b)	117	702
Zai Lab Ltd. ADR (a)	29,192	2,171,885
Zealand Pharma A/S sponsored ADR (a)(b)	4,264	174,824
Zentalis Pharmaceuticals, Inc.	19,037	994,112
ZIOPHARM Oncology, Inc. (a)(b)	117,061	346,501
		513,668,515
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	24,439	5,471,892
Accelerate Diagnostics, Inc. (a)(b)	34,486	287,958
Accuray, Inc. (a)(b)	66,563	139,782
Aethlon Medical, Inc. (a)	2,749	4,041
Align Technology, Inc. (a)	42,634	10,471,763
Alphatec Holdings, Inc. (a)(b)	34,885	155,238
Angiodynamics, Inc. (a)	20,203	206,273
Antares Pharma, Inc. (a)	98,062	281,438
Atricure, Inc. (a)	23,580	1,127,360
Atrion Corp.	1,057	678,583
AxoGen, Inc. (a)	19,730	191,381
Axonics Modulation Technologies, Inc. (a)(b)	20,931	767,540
Bellerophon Therapeutics, Inc. (a)	3,578	50,736
Beyond Air, Inc. (a)(b)	6,523	47,487
BioLase Technology, Inc. (a)(b)	6,537	2,614
BioLife Solutions, Inc. (a)(b)	12,849	211,366
BioSig Technologies, Inc. (a)(b)	13,776	129,219
Bovie Medical Corp. (a)	18,122	80,462
Cardiovascular Systems, Inc. (a)	19,645	760,654
Cerus Corp. (a)	91,130	566,829
Chembio Diagnostics, Inc. (a)	10,988	105,814
Chf Solutions, Inc. (a)	9,440	3,540
ConforMis, Inc. (a)(b)	88,612	87,611
CryoPort, Inc. (a)(b)	22,094	542,850
Cutera, Inc. (a)	8,581	113,956
CytoSorbents Corp. (a)(b)	22,940	234,217
Dare Bioscience, Inc. (a)(b)	29,994	31,494
Dentsply Sirona, Inc.	119,849	5,575,375
DexCom, Inc. (a)	49,619	18,771,364
EDAP TMS SA sponsored ADR (a)(b)	33,404	90,191
Ekso Bionics Holdings, Inc. (a)(b)	3,126	11,973
electroCore, Inc. (a)	23,325	21,681
Endologix, Inc. (a)	8,953	6,584
ENDRA Life Sciences, Inc. (a)(b)	35,458	32,621
Establishment Labs Holdings, Inc. (a)(b)	15,129	297,739
Fonar Corp. (a)	3,366	80,447
Genmark Diagnostics, Inc. (a)	34,908	331,277
Heska Corp. (a)(b)	4,843	425,845
Hologic, Inc. (a)	142,322	7,543,066
ICU Medical, Inc. (a)	11,361	2,267,883
IDEXX Laboratories, Inc. (a)	46,144	14,252,959
Inari Medical, Inc.	24,600	1,082,400
InMode Ltd. (a)(b)	18,100	530,511
Innocoll Holdings PLC rights (a)(c)	9,257	0
Inogen, Inc. (a)	12,245	465,310
Insulet Corp. (a)	34,091	6,428,540
Integra LifeSciences Holdings Corp. (a)	45,344	2,362,876
IntriCon Corp. (a)	5,239	74,079
Intuitive Surgical, Inc. (a)	62,897	36,482,147
InVivo Therapeutics Holdings Corp. (a)(b)	111	169
IRadimed Corp. (a)(b)	7,542	175,352
iRhythm Technologies, Inc. (a)	14,812	1,841,280
Iridex Corp. (a)	4,918	8,852
Itamar Medical Ltd. ADR (a)	3,181	49,274
Kewaunee Scientific Corp.	1,782	17,018
Lantheus Holdings, Inc. (a)	21,338	292,971
LeMaitre Vascular, Inc. (b)	13,069	351,425
Lianluo Smart Ltd. (a)	837	343
LivaNova PLC (a)(b)	26,351	1,409,515
Masimo Corp. (a)	29,238	7,022,675
Meridian Bioscience, Inc. (a)	24,681	381,568
Merit Medical Systems, Inc. (a)(b)	30,666	1,379,663
Mesa Laboratories, Inc. (b)	2,431	642,392
Microbot Medical, Inc. (a)	2,681	20,242
Misonix, Inc. (a)	8,900	123,977
Motus GI Holdings, Inc. (a)	16,028	20,356
Natus Medical, Inc. (a)	20,701	443,001
Neogen Corp. (a)	29,057	2,069,440
Neovasc, Inc. (a)	8,602	24,774
Neuronetics, Inc. (a)	13,311	24,359
Novocure Ltd. (a)(b)	54,160	3,652,009
NuVasive, Inc. (a)	27,554	1,669,772
Obalon Therapeutics, Inc. (a)(b)	4,977	4,827
OraSure Technologies, Inc. (a)	33,280	483,891
Orthofix International NV (a)	10,129	345,196
OrthoPediatrics Corp. (a)(b)	10,002	461,392
Oxford Immunotec Global PLC (a)	18,869	231,145
Pro-Dex, Inc. (a)	5,104	100,549
Pulse Biosciences, Inc. (a)(b)	12,866	116,952
Pulse Biosciences, Inc. rights 6/8/20 (a)(c)	12,866	5,404
Quidel Corp. (a)	22,784	3,987,200
Quotient Ltd. (a)(b)	49,264	383,767
Repro Medical Systems, Inc. (a)(b)	21,345	216,011
ReWalk Robotics Ltd. (a)(b)	11,372	14,442
Rockwell Medical Technologies, Inc. (a)(b)	48,247	103,249
RTI Biologics, Inc. (a)	44,518	121,089
Seaspine Holdings Corp. (a)	16,598	176,769
Second Sight Medical Products, Inc. (a)(b)	9,212	8,802
Shockwave Medical, Inc. (a)	16,709	735,363
SI-BONE, Inc. (a)	15,307	267,719
Sientra, Inc. (a)	30,923	119,981
Silk Road Medical, Inc. (a)	17,813	681,704
SmileDirectClub, Inc. (a)(b)	57,786	451,309
Soliton, Inc. (a)(b)	8,947	88,844
Staar Surgical Co. (a)(b)	24,104	935,235
STRATA Skin Sciences, Inc. (a)	17,447	21,634
SurModics, Inc. (a)	7,764	287,113
Tactile Systems Technology, Inc. (a)(b)	10,542	510,760
Tandem Diabetes Care, Inc. (a)	32,268	2,683,084
Thermogenesis Holdings, Inc. (a)	2,264	13,946
TransMedics Group, Inc. (b)	11,295	149,207
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	17,525
Utah Medical Products, Inc.	3,090	307,393
Varex Imaging Corp. (a)	21,352	400,564
Vermillion, Inc. (a)(b)	54,695	178,853
ViewRay, Inc. (a)(b)	88,919	155,608
Viveve Medical, Inc. (a)	620	391
Wright Medical Group NV (a)	67,369	1,990,754
Zosano Pharma Corp. (a)(b)	19,352	18,965
Zynex, Inc. (a)(b)	19,173	371,956
		158,655,986
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)(b)	68,553	2,214,262
Acadia Healthcare Co., Inc. (a)	48,728	1,394,108
Addus HomeCare Corp. (a)	8,720	862,931
Amedisys, Inc. (a)	17,533	3,367,213
Apollo Medical Holdings, Inc. (a)	28,523	538,799
BioScrip, Inc. (a)(b)	97,015	1,474,628
BioTelemetry, Inc. (a)(b)	18,811	887,503
Catasys, Inc. (a)(b)	10,470	207,411
Corvel Corp. (a)	11,166	758,060
Covetrus, Inc. (a)(b)	61,295	936,588
Cross Country Healthcare, Inc. (a)	19,440	118,001
Digirad Corp. (a)(b)	1,225	2,560
Exagen, Inc. (a)(b)	6,797	78,777
Five Star Sr Living, Inc. (a)(b)	17,017	63,133
Fulgent Genetics, Inc. (a)(b)	13,050	227,331
Guardant Health, Inc. (a)	51,065	4,615,765
HealthEquity, Inc. (a)	38,388	2,378,904
Henry Schein, Inc. (a)	76,918	4,670,461
Interpace Diagnostics Group, Inc. (a)(b)	6,839	34,195
LHC Group, Inc. (a)(b)	16,918	2,749,344
Magellan Health Services, Inc. (a)	13,794	1,034,412
National Research Corp. Class A	15,486	878,366
Patterson Companies, Inc. (b)	53,059	1,044,732
Pennant Group, Inc. (a)	16,996	433,228
PetIQ, Inc. Class A (a)(b)	13,183	404,454
Premier, Inc. (a)	38,385	1,335,414
Progyny, Inc. (a)	47,473	1,184,926
Providence Service Corp. (a)	7,758	624,519
Psychemedics Corp.	3,315	19,227
R1 RCM, Inc. (a)(b)	61,218	649,523
RadNet, Inc. (a)	29,653	505,287
Sharps Compliance Corp. (a)	8,144	57,822
Surgery Partners, Inc. (a)(b)	27,495	368,570
The Ensign Group, Inc.	29,622	1,295,074
The Joint Corp. (a)(b)	10,509	158,791
Tivity Health, Inc. (a)	28,395	302,407
		37,876,726
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	93,091	588,335
Cerner Corp.	171,808	12,524,803
Change Healthcare, Inc.	163,907	2,045,559
Computer Programs & Systems, Inc.	10,872	240,489
Health Catalyst, Inc. (b)	20,372	552,896
HealthStream, Inc. (a)	20,504	467,081
HMS Holdings Corp. (a)(b)	51,728	1,615,983
HTG Molecular Diagnostics (a)(b)	54,140	28,689
iCAD, Inc. (a)(b)	15,927	186,983
Inovalon Holdings, Inc. Class A (a)(b)	44,722	841,668
Livongo Health, Inc.	53,052	3,179,406
Medical Transcription Billing Corp. (a)	18,156	118,922
NantHealth, Inc. (a)	64,525	170,346
Nextgen Healthcare, Inc. (a)	41,534	428,631
Omnicell, Inc. (a)(b)	23,526	1,574,125
OptimizeRx Corp. (a)	10,189	115,747
Schrodinger, Inc. (b)	27,000	1,848,150
SCWorx, Corp. (a)(c)	3,428	19,728
Simulations Plus, Inc. (b)	11,572	586,353
Streamline Health Solutions, Inc. (a)	5,177	4,815
Tabula Rasa HealthCare, Inc. (a)(b)	12,248	654,411
Telemynd, Inc. (a)(c)	9,238	0
		27,793,120
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	31,195	2,432,274
Adaptive Biotechnologies Corp.	68,536	2,652,343
Bio-Techne Corp.	20,706	5,482,949
Bruker Corp.	83,296	3,605,051
Champions Oncology, Inc. (a)	12,118	116,696
ChromaDex, Inc. (a)(b)	43,892	211,121
Codexis, Inc. (a)	37,155	461,465
Compugen Ltd. (a)(b)	40,878	629,112
Fluidigm Corp. (a)(b)	42,435	185,017
Harvard Bioscience, Inc. (a)	31,153	82,244
ICON PLC (a)	28,889	4,866,352
Illumina, Inc. (a)	79,700	28,935,085
Luminex Corp. (b)	23,654	737,059
Medpace Holdings, Inc. (a)(b)	19,727	1,831,060
Nanostring Technologies, Inc. (a)	20,396	622,690
NeoGenomics, Inc. (a)(b)	56,865	1,517,727
Pacific Biosciences of California, Inc. (a)	93,912	330,570
Personalis, Inc. (a)(b)	20,456	242,199
PPD, Inc.	189,376	5,158,602
PRA Health Sciences, Inc. (a)	34,464	3,567,024
Quanterix Corp. (a)	17,243	475,734
Syneos Health, Inc. (a)	56,614	3,452,888
		67,595,262
Pharmaceuticals - 0.7%
Acasti Pharma, Inc. (a)	61,235	38,701
AcelRx Pharmaceuticals, Inc. (a)(b)	70,942	98,609
Acer Therapeutics, Inc. (a)(b)	7,869	24,158
Aclaris Therapeutics, Inc. (a)(b)	32,837	46,300
Adamis Pharmaceuticals Corp. (a)	45,840	22,604
Adial Pharmaceuticals, Inc. (a)	13,581	21,730
Aerie Pharmaceuticals, Inc. (a)(b)	25,449	357,049
Agile Therapeutics, Inc. (a)(b)	44,191	124,619
Akcea Therapeutics, Inc. (a)(b)	51,473	766,948
Alimera Sciences, Inc. (a)(b)	1,355	6,680
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	161,494
Amphastar Pharmaceuticals, Inc. (a)	28,978	540,150
ANI Pharmaceuticals, Inc. (a)	7,966	247,424
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aquestive Therapeutics, Inc. (a)(b)	17,775	86,564
Arvinas Holding Co. LLC (a)	22,293	741,688
Assertio Holdings, Inc. (a)	40,669	40,124
AstraZeneca PLC rights (a)(c)	3,011	0
Auris Medical Holding AG (a)(b)	5,405	5,400
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	27,395	221,352
Avenue Therapeutics, Inc. (a)	9,455	108,449
Axsome Therapeutics, Inc. (a)	20,143	1,550,608
Baudax Bio, Inc. (a)(b)	5,464	23,222
Biodelivery Sciences International, Inc. (a)	60,538	289,372
Cara Therapeutics, Inc. (a)(b)	28,830	457,532
Cassava Sciences, Inc. (a)(b)	14,274	30,546
Cerecor, Inc. (a)(b)	29,966	96,790
Chiasma, Inc. (a)(b)	28,211	176,319
Clearside Biomedical, Inc. (a)	30,229	56,226
Collegium Pharmaceutical, Inc. (a)(b)	20,165	444,638
Corcept Therapeutics, Inc. (a)(b)	63,549	962,132
Correvio Pharma Corp. (a)	45,429	19,080
Cronos Group, Inc. (a)(b)	186,265	1,221,609
Cumberland Pharmaceuticals, Inc. (a)	7,820	25,884
CymaBay Therapeutics, Inc. (a)	37,588	139,264
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	119,193	278,912
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	24,062	81,570
Endo International PLC (a)	128,758	497,006
Evofem Biosciences, Inc. (a)(b)	35,152	191,930
Evoke Pharma, Inc. (a)(b)	57,203	141,291
Evolus, Inc. (a)(b)	16,552	75,643
Eyenovia, Inc. (a)(b)	12,538	36,235
Eyepoint Pharmaceuticals, Inc. (a)(b)	96,998	83,418
Fulcrum Therapeutics, Inc.	12,711	253,076
GW Pharmaceuticals PLC ADR (a)(b)	16,138	1,980,940
Harrow Health, Inc. (a)	25,863	139,919
Horizon Pharma PLC (a)	103,129	5,231,734
Hoth Therapeutics, Inc. (a)(b)	2,601	7,517
Hutchison China Meditech Ltd. sponsored ADR (a)	26,548	579,012
Innovate Biopharmaceuticals, Inc. (a)	32,567	18,400
Innoviva, Inc. (a)	57,878	808,556
Intersect ENT, Inc. (a)	17,347	193,419
Intra-Cellular Therapies, Inc. (a)	36,776	767,883
Jazz Pharmaceuticals PLC (a)	30,393	3,626,493
Kala Pharmaceuticals, Inc. (a)(b)	28,903	355,796
Kaleido Biosciences, Inc. (a)(b)	16,414	118,509
Lipocine, Inc. (a)(b)	29,085	26,572
Liquidia Technologies, Inc. (a)	18,562	171,513
Marinus Pharmaceuticals, Inc. (a)	45,354	115,199
MediWound Ltd. (a)	23,801	48,792
Menlo Therapeutics, Inc. (a)(b)	76,190	182,094
Milestone Pharmaceuticals, Inc. (b)	7,278	22,998
Mylan NV (a)	278,191	4,748,720
MyoKardia, Inc. (a)	28,545	2,919,868
Nabriva Therapeutics PLC (a)	62,669	71,443
Nektar Therapeutics (a)(b)	96,260	2,088,842
Neos Therapeutics, Inc. (a)(b)	56,543	40,134
NGM Biopharmaceuticals, Inc. (a)(b)	36,099	712,233
Novan, Inc. (a)	19,649	7,919
Novus Therapeutics, Inc. (a)	4,977	6,321
Ocular Therapeutix, Inc. (a)(b)	32,123	226,146
Odonate Therapeutics, Inc. (a)	20,051	655,066
Omeros Corp. (a)(b)	29,963	445,849
Onconova Therapeutics, Inc. (a)	79,328	33,127
Opiant Pharmaceuticals, Inc. (a)	1,206	13,399
OptiNose, Inc. (a)(b)	29,370	126,878
Oramed Pharmaceuticals, Inc. (a)	16,957	53,245
Osmotica Pharmaceuticals PLC (a)	35,219	210,257
Pacira Biosciences, Inc. (a)(b)	23,041	1,012,652
Paratek Pharmaceuticals, Inc. (a)	24,906	110,583
Phathom Pharmaceuticals, Inc. (a)(b)	15,951	674,408
Phibro Animal Health Corp. Class A (b)	13,469	352,888
ProPhase Labs, Inc.	1,566	2,537
Provention Bio, Inc. (a)(b)	28,176	383,475
Pulmatrix, Inc. (a)(b)	28,209	47,391
Reata Pharmaceuticals, Inc. (a)	15,138	2,199,854
RedHill Biopharma Ltd. sponsored ADR (a)(b)	16,864	120,072
Relmada Therapeutics, Inc. (a)(b)	8,104	390,694
resTORbio, Inc. (a)(b)	24,069	52,230
Revance Therapeutics, Inc. (a)	30,538	638,244
Sanofi SA sponsored ADR	115,906	5,692,144
Satsuma Pharmaceuticals, Inc. (a)	9,571	250,760
SCYNEXIS, Inc. (a)(b)	74,353	56,077
Seelos Therapeutics, Inc. (a)	17,345	21,334
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc. (a)(b)	49,485	296,415
Strongbridge Biopharma PLC (a)	47,608	162,819
Supernus Pharmaceuticals, Inc. (a)	28,417	685,418
Tetraphase Pharmaceuticals, Inc. (a)	4,217	9,109
TherapeuticsMD, Inc. (a)(b)	160,900	181,817
Theravance Biopharma, Inc. (a)	35,908	906,677
Tilray, Inc. Class 2 (a)(b)	59,173	582,854
Titan Pharmaceuticals, Inc. (a)	28,491	8,072
Tricida, Inc. (a)(b)	28,570	767,390
Urovant Sciences Ltd. (a)(b)	17,870	175,841
Verrica Pharmaceuticals, Inc. (a)(b)	14,736	169,169
VIVUS, Inc. (a)(b)	10,397	11,645
WAVE Life Sciences (a)(b)	19,484	198,347
Xeris Pharmaceuticals, Inc. (a)	22,300	114,622
Zogenix, Inc. (a)	29,243	851,849
Zynerba Pharmaceuticals, Inc. (a)(b)	10,986	57,786
		54,745,041

TOTAL HEALTH CARE		860,334,650

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	13,397	948,910
Astronics Corp. (a)	14,297	130,532
Astrotech Corp. (a)	1,890	5,065
Axon Enterprise, Inc. (a)	32,633	2,478,803
Elbit Systems Ltd. (b)	25,098	3,536,057
Kratos Defense & Security Solutions, Inc. (a)(b)	58,558	1,086,251
Mercury Systems, Inc. (a)(b)	30,456	2,721,244
RADA Electronic Industries Ltd. (a)(b)	29,760	148,800
TAT Technologies Ltd. (a)	4,899	19,106
		11,074,768
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	31,903	687,191
Atlas Air Worldwide Holdings, Inc. (a)(b)	14,482	565,667
C.H. Robinson Worldwide, Inc.	71,333	5,787,246
Echo Global Logistics, Inc. (a)	16,109	333,456
Expeditors International of Washington, Inc.	90,551	6,915,380
Forward Air Corp.	14,996	745,001
Hub Group, Inc. Class A (a)(b)	18,343	857,902
		15,891,843
Airlines - 0.2%
Allegiant Travel Co.	8,784	935,935
American Airlines Group, Inc. (b)	228,230	2,396,415
Hawaiian Holdings, Inc. (b)	26,425	381,313
JetBlue Airways Corp. (a)	144,107	1,451,157
Mesa Air Group, Inc. (a)	18,611	60,486
Ryanair Holdings PLC sponsored ADR (a)	53,655	3,850,819
SkyWest, Inc. (b)	27,309	875,800
United Airlines Holdings, Inc. (a)(b)	158,252	4,437,386
		14,389,311
Building Products - 0.1%
AAON, Inc. (b)	28,398	1,538,320
American Woodmark Corp. (a)	8,612	540,489
Apogee Enterprises, Inc.	14,782	305,248
Builders FirstSource, Inc. (a)	62,223	1,294,861
Caesarstone Sdot-Yam Ltd.	18,101	201,645
China Ceramics Co. Ltd. (a)(b)	10,848	7,012
CSW Industrials, Inc.	8,084	578,491
Gibraltar Industries, Inc. (a)(b)	18,047	794,248
Insteel Industries, Inc.	13,739	242,493
Patrick Industries, Inc.	13,038	676,281
Ufp Industries, Inc.	34,110	1,559,850
		7,738,938
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)(b)	26,160	1,332,852
CECO Environmental Corp. (a)	21,695	115,200
China Customer Relations Centers, Inc. (a)(b)	11,412	55,234
China Recycling Energy Corp. (a)(b)	3,233	7,048
Cimpress PLC (a)(b)	14,360	1,294,267
Cintas Corp.	55,970	13,878,321
Copart, Inc. (a)	125,773	11,242,848
Fuel Tech, Inc. (a)	39,532	29,388
Healthcare Services Group, Inc. (b)	40,496	968,664
Heritage-Crystal Clean, Inc. (a)	16,899	286,607
Herman Miller, Inc. (b)	29,966	689,817
Hudson Technologies, Inc. (a)(b)	45,365	40,329
Industrial Services of America, Inc. (a)(c)	694	73
Interface, Inc.	31,344	266,111
Kimball International, Inc. Class B	26,644	298,146
Matthews International Corp. Class A	18,713	387,359
McGrath RentCorp. (b)	14,264	795,361
Mobile Mini, Inc.	22,544	722,310
Odyssey Marine Exploration, Inc. (a)(b)	5,577	24,427
Performant Financial Corp. (a)	18,872	11,323
Perma-Fix Environmental Services, Inc. (a)	7,647	42,747
PICO Holdings, Inc. (a)	19,423	162,765
SP Plus Corp. (a)	13,023	265,279
Stericycle, Inc. (a)	49,759	2,728,286
Tetra Tech, Inc.	29,556	2,331,968
U.S. Ecology, Inc.	17,799	599,292
Virco Manufacturing Co. (a)	950	2,214
VSE Corp.	7,604	197,704
		38,775,940
Construction & Engineering - 0.0%
Aegion Corp. (a)	23,002	345,260
Construction Partners, Inc. Class A (a)	16,492	291,908
Great Lakes Dredge & Dock Corp. (a)	35,442	328,547
Ies Holdings, Inc. (a)(b)	14,596	341,546
Limbach Holdings, Inc. (a)(b)	6,648	19,612
MYR Group, Inc. (a)	11,190	322,384
Northwest Pipe Co. (a)	7,428	186,369
NV5 Holdings, Inc. (a)(b)	7,172	338,232
Primoris Services Corp.	28,950	483,176
Sterling Construction Co., Inc. (a)	15,145	137,062
Williams Scotsman Corp. (a)(b)	63,033	840,860
		3,634,956
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	230,928
American Superconductor Corp. (a)(b)	13,822	100,210
Ballard Power Systems, Inc. (a)(b)	128,541	1,374,241
Broadwind, Inc. (a)	9,566	25,063
CBAK Energy Technology, Inc. (a)(b)	4,348	2,087
Encore Wire Corp.	10,986	530,514
Energous Corp. (a)(b)	13,422	25,904
Energy Focus, Inc. (a)(b)	18,505	16,840
FuelCell Energy, Inc. (a)(b)	118,525	252,458
Ideal Power, Inc. (a)(b)	917	1,990
LSI Industries, Inc.	17,145	105,270
Orion Energy Systems, Inc. (a)	14,347	64,275
Pioneer Power Solutions, Inc.	4,028	3,988
Plug Power, Inc. (a)(b)	170,265	716,816
Polar Power, Inc. (a)(b)	5,654	7,520
Powell Industries, Inc.	6,368	169,389
Preformed Line Products Co.	3,095	153,605
Sunrun, Inc. (a)	63,326	1,057,544
TPI Composites, Inc. (a)	17,956	372,587
Ultralife Corp. (a)	12,841	107,222
Vicor Corp. (a)	15,946	972,387
		6,290,838
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	118,194	5,901,426
Raven Industries, Inc.	20,117	431,510
		6,332,936
Machinery - 0.5%
Altra Industrial Motion Corp.	36,081	1,118,511
Astec Industries, Inc. (b)	13,073	555,341
Blue Bird Corp. (a)	16,718	239,903
Chart Industries, Inc. (a)	19,433	762,745
Columbus McKinnon Corp. (NY Shares)	12,799	389,218
Commercial Vehicle Group, Inc. (a)	24,542	62,091
Eastern Co.	4,547	85,074
Energy Recovery, Inc. (a)(b)	35,074	269,544
ExOne Co. (a)(b)	15,571	132,821
Franklin Electric Co., Inc. (b)	25,745	1,305,786
FreightCar America, Inc. (a)	6,576	7,891
Gencor Industries, Inc. (a)	8,433	100,437
Hebron Technology Co. Ltd. (a)(b)	9,549	190,503
Hurco Companies, Inc.	4,416	138,044
Kornit Digital Ltd. (a)	21,493	1,004,798
L.B. Foster Co. Class A (a)	5,419	66,220
Lincoln Electric Holdings, Inc. (b)	32,385	2,661,075
LiqTech International, Inc. (a)(b)	14,828	91,934
Manitex International, Inc. (a)	14,236	60,930
MFRI, Inc. (a)	5,390	28,837
Middleby Corp. (a)	29,390	2,001,459
NN, Inc. (b)	21,557	96,360
Nordson Corp.	31,402	5,914,567
Omega Flex, Inc. (b)	6,310	645,513
PACCAR, Inc.	186,944	13,807,684
Park-Ohio Holdings Corp. (b)	7,531	109,877
RBC Bearings, Inc. (a)(b)	13,843	1,947,018
Sun Hydraulics Corp. (b)	18,734	670,115
Taylor Devices, Inc. (a)	1,759	19,331
The Shyft Group, Inc.	21,618	369,235
TriMas Corp. (a)(b)	25,565	604,612
Twin Disc, Inc. (a)	9,749	53,522
Westport Fuel Systems, Inc. (a)	70,640	92,538
Woodward, Inc.	33,079	2,268,558
		37,872,092
Marine - 0.0%
Capital Product Partners LP	12,420	100,726
Eagle Bulk Shipping, Inc. (a)(b)	67,219	118,978
EuroDry Ltd. (a)	116	412
Euroseas Ltd. (a)(b)	2,629	7,151
Golden Ocean Group Ltd. (b)	85,149	262,259
Seanergy Martime Holdings Corp. (a)	6,401	793
Star Bulk Carriers Corp. (b)	51,696	263,133
		753,452
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	21,694	1,399,046
Acacia Research Corp. (a)	49,671	128,648
Barrett Business Services, Inc.	3,985	202,040
CoStar Group, Inc. (a)	19,833	13,026,314
CRA International, Inc.	4,701	189,873
Exponent, Inc. (b)	27,986	2,077,681
Forrester Research, Inc. (a)(b)	10,756	337,738
Headhunter Group PLC ADR (b)	11,775	219,839
Heidrick & Struggles International, Inc.	9,964	221,002
Hudson Global, Inc. (a)	1,375	11,908
Huron Consulting Group, Inc. (a)(b)	12,838	593,886
ICF International, Inc. (b)	10,309	676,064
InnerWorkings, Inc. (a)	42,664	50,770
Kelly Services, Inc. Class A (non-vtg.)	24,491	367,120
Kforce, Inc.	10,845	327,519
Lightbridge Corp. (a)(b)	1,611	8,538
RCM Technologies, Inc. (a)	4,323	5,923
Red Violet, Inc. (a)(b)	8,743	160,172
Resources Connection, Inc.	22,810	250,682
Upwork, Inc. (a)	61,133	760,495
Verisk Analytics, Inc.	87,707	15,145,245
Willdan Group, Inc. (a)(b)	7,660	187,287
		36,347,790
Road & Rail - 0.8%
AMERCO	10,705	3,452,363
ArcBest Corp.	13,492	302,086
Avis Budget Group, Inc. (a)(b)	37,336	803,844
Covenant Transport Group, Inc. Class A (a)	8,404	105,890
CSX Corp.	418,858	29,981,856
Daseke, Inc. (a)(b)	39,618	109,544
Heartland Express, Inc.	46,571	1,019,905
J.B. Hunt Transport Services, Inc.	56,977	6,818,438
Landstar System, Inc.	19,679	2,287,881
Lyft, Inc. (a)(b)	161,508	5,048,740
Marten Transport Ltd.	31,649	809,898
Old Dominion Freight Lines, Inc.	64,680	11,066,101
P.A.M. Transportation Services, Inc. (a)	3,501	122,185
Patriot Transportation Holding, Inc.	1,759	14,784
Saia, Inc. (a)	14,277	1,548,198
Td Holdings, Inc. (a)(b)	16,515	26,094
U.S.A. Truck, Inc. (a)	8,729	55,953
Universal Logistics Holdings, Inc.	19,143	284,465
Werner Enterprises, Inc. (b)	37,001	1,710,186
YRC Worldwide, Inc. (a)(b)	20,534	30,390
		65,598,801
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	37,858	932,064
BMC Stock Holdings, Inc. (a)	36,928	966,406
DXP Enterprises, Inc. (a)	10,449	184,216
Fastenal Co.	309,876	12,785,484
General Finance Corp. (a)	19,681	116,708
H&E Equipment Services, Inc.	17,701	303,395
HD Supply Holdings, Inc. (a)	85,826	2,721,542
Houston Wire & Cable Co. (a)	7,080	17,204
Huttig Building Products, Inc. (a)(b)	17,487	22,558
Lawson Products, Inc. (a)	5,086	157,971
Rush Enterprises, Inc.:
Class A	16,607	691,183
Class B	4,471	163,683
Titan Machinery, Inc. (a)	11,661	122,091
Transcat, Inc. (a)	4,527	113,356
Willis Lease Finance Corp. (a)	4,328	91,234
		19,389,095
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,970	175,193

TOTAL INDUSTRIALS		264,265,953

INFORMATION TECHNOLOGY - 41.8%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	20,301	1,370,318
ADTRAN, Inc.	30,797	351,086
Applied Optoelectronics, Inc. (a)(b)	10,366	91,532
AudioCodes Ltd.	17,081	626,019
Aviat Networks, Inc. (a)	3,224	49,134
CalAmp Corp. (a)	22,597	173,997
Casa Systems, Inc. (a)	47,588	207,008
Ceragon Networks Ltd. (a)(b)	40,973	96,287
Cisco Systems, Inc.	2,301,027	110,035,111
Clearfield, Inc. (a)	11,381	157,399
ClearOne, Inc. (a)	3,510	6,107
CommScope Holding Co., Inc. (a)(b)	106,669	1,099,757
Communications Systems, Inc.	4,332	22,266
Comtech Telecommunications Corp. (b)	12,403	220,897
Dasan Zhone Solutions, Inc. (a)	11,703	86,017
Digi International, Inc. (a)	19,090	212,472
EchoStar Holding Corp. Class A (a)	28,667	893,264
EMCORE Corp. (a)	20,355	61,676
Ericsson (B Shares) sponsored ADR	192,359	1,758,161
EXFO, Inc. (sub. vtg.) (a)	13,715	35,661
Extreme Networks, Inc. (a)	60,885	200,921
F5 Networks, Inc. (a)	32,555	4,717,871
Gilat Satellite Networks Ltd. (a)	35,678	298,268
Harmonic, Inc. (a)	60,290	324,963
Infinera Corp. (a)(b)	98,666	491,357
Inseego Corp. (a)(b)	51,708	549,139
InterDigital, Inc.	17,303	951,146
Ituran Location & Control Ltd.	14,477	247,701
KVH Industries, Inc. (a)	10,763	98,912
Lantronix, Inc. (a)(b)	15,008	54,179
LRAD Corp. (a)	20,513	93,950
Lumentum Holdings, Inc. (a)	40,351	2,958,535
NETGEAR, Inc. (a)	16,467	423,696
NetScout Systems, Inc. (a)(b)	40,970	1,125,446
PC-Tel, Inc.	11,312	73,980
Radcom Ltd. (a)(b)	13,668	93,352
Radware Ltd. (a)	27,517	655,455
Resonant, Inc. (a)(b)	46,660	104,052
Sierra Wireless, Inc. (a)(b)	18,794	164,635
Silicom Ltd. (a)	4,848	163,523
Sonus Networks, Inc. (a)	79,856	351,366
Tessco Technologies, Inc.	7,463	39,703
UTStarcom Holdings Corp. (a)	21,825	41,031
ViaSat, Inc. (a)	33,314	1,399,188
Viavi Solutions, Inc. (a)(b)	123,545	1,431,887
Westell Technologies, Inc. Class A (a)	5,356	4,390
		134,612,815
Electronic Equipment & Components - 0.8%
Akoustis Technologies, Inc. (a)(b)	20,020	147,948
Applied DNA Sciences, Inc. (a)(b)	1,015	9,866
Avnet, Inc.	51,756	1,409,833
Bel Fuse, Inc.:
Class A	1,125	12,656
Class B (non-vtg.)	5,258	49,267
CDW Corp.	77,026	8,542,954
ClearSign Combustion Corp. (a)(b)	26,481	13,783
Coda Octopus Group, Inc. (a)(b)	2,615	14,644
Cognex Corp.	92,785	5,264,621
Coherent, Inc. (a)	13,192	1,915,610
Daktronics, Inc. (b)	31,984	135,612
Data I/O Corp. (a)	15,054	47,872
Deswell Industries, Inc.	1,758	4,430
Digital Ally, Inc. (a)(b)	14,670	16,430
ePlus, Inc. (a)	7,202	530,859
FARO Technologies, Inc. (a)	11,137	626,790
Flextronics International Ltd. (a)	276,831	2,688,029
FLIR Systems, Inc.	72,266	3,338,689
Frequency Electronics, Inc. (a)	4,759	38,548
Hollysys Automation Technologies Ltd.	37,130	463,754
Identiv, Inc. (a)	9,058	37,862
II-VI, Inc. (a)	48,719	2,315,614
Insight Enterprises, Inc. (a)(b)	18,475	947,029
IPG Photonics Corp. (a)(b)	28,801	4,475,675
Iteris, Inc. (a)	22,008	105,858
Itron, Inc. (a)	21,471	1,383,162
KEY Tronic Corp. (a)	6,057	24,773
Kimball Electronics, Inc. (a)	15,945	226,260
LightPath Technologies, Inc. Class A (a)	12,016	27,877
Littelfuse, Inc.	13,372	2,172,816
Luna Innovations, Inc. (a)	21,826	133,139
Magal Security Systems Ltd. (a)(b)	12,188	35,955
MicroVision, Inc. (a)(b)	65,749	57,853
MTS Systems Corp.	11,423	201,159
Napco Security Technolgies, Inc. (a)	11,834	268,868
National Instruments Corp.	71,045	2,750,862
Neonode, Inc. (a)(b)	2,923	12,394
nLIGHT, Inc. (a)	20,590	443,920
Novanta, Inc. (a)(b)	19,467	1,999,456
OSI Systems, Inc. (a)(b)	9,491	719,133
PC Connection, Inc.	15,743	681,357
Perceptron, Inc. (a)	7,478	22,284
Plexus Corp. (a)(b)	16,687	1,071,639
Powerfleet, Inc. (a)	19,674	92,468
Research Frontiers, Inc. (a)(b)	18,055	80,345
Richardson Electronics Ltd.	7,825	32,552
Sanmina Corp. (a)(b)	38,069	1,013,016
ScanSource, Inc. (a)	15,799	389,445
SGOCO Technology Ltd. (a)(b)	1,818	1,745
Supercom Ltd. (a)(b)	8,931	9,467
Tech Data Corp. (a)	18,222	2,482,565
Trimble, Inc. (a)	135,738	5,310,071
TTM Technologies, Inc. (a)	58,843	680,814
Wayside Technology Group, Inc.	3,243	76,081
Wrap Technologies, Inc. (a)(b)	20,675	133,354
Zebra Technologies Corp. Class A (a)	29,240	7,640,997
		63,330,060
IT Services - 3.7%
21Vianet Group, Inc. ADR (a)	42,875	625,975
3PEA International, Inc. (a)(b)	29,164	210,564
Akamai Technologies, Inc. (a)	87,456	9,252,845
Alithya Group, Inc. (a)	7,624	11,817
ALJ Regional Holdings, Inc. (a)	36,145	23,494
Amdocs Ltd.	72,419	4,508,807
Automatic Data Processing, Inc.	234,788	34,394,094
Brightcove, Inc. (a)	29,726	238,700
Cardtronics PLC (a)	24,748	598,654
Cass Information Systems, Inc.	9,021	363,907
China Information Technology, Inc. (a)(b)	22,429	7,514
Cognizant Technology Solutions Corp. Class A	297,619	15,773,807
Computer Task Group, Inc. (a)	19,062	78,917
Conduent, Inc. (a)	114,463	273,567
CSG Systems International, Inc.	17,701	838,142
CSP, Inc.	2,765	20,959
Endurance International Group Holdings, Inc. (a)	87,857	314,528
Euronet Worldwide, Inc. (a)	29,074	2,754,180
EVO Payments, Inc. Class A (a)	22,774	504,216
Exela Technologies, Inc. (a)(b)	87,567	28,442
ExlService Holdings, Inc. (a)(b)	18,561	1,135,376
Fiserv, Inc. (a)	368,939	39,391,617
GDS Holdings Ltd. ADR (a)(b)	57,075	3,253,275
GreenSky, Inc. Class A (a)(b)	37,150	149,343
Hackett Group, Inc.	16,264	224,281
i3 Verticals, Inc. Class A (a)	8,327	240,317
Information Services Group, Inc. (a)	25,958	44,648
Innodata, Inc. (a)	1,139	1,549
International Money Express, Inc. (a)	19,913	219,640
Jack Henry & Associates, Inc.	41,587	7,521,425
Limelight Networks, Inc. (a)	63,246	312,435
ManTech International Corp. Class A	15,383	1,195,874
Marathon Patent Group, Inc. (a)(b)	9,296	6,507
ModusLink Global Solutions, Inc. (a)	32,364	16,797
MoneyGram International, Inc. (a)(b)	41,013	100,072
MongoDB, Inc. Class A (a)(b)	26,509	6,153,004
Net 1 UEPS Technologies, Inc. (a)	36,698	113,397
NIC, Inc.	37,287	897,125
Okta, Inc. (a)	61,045	11,939,181
Paychex, Inc.	194,131	14,031,789
PayPal Holdings, Inc. (a)	637,245	98,779,347
Perficient, Inc. (a)	16,879	574,561
PFSweb, Inc. (a)	13,692	81,194
PRG-Schultz International, Inc. (a)	16,378	64,529
QIWI PLC Class B sponsored ADR	28,491	397,307
Repay Holdings Corp. (a)(b)	24,750	570,240
Sabre Corp.	148,942	1,038,126
ServiceSource International, Inc. (a)	61,161	98,469
StoneCo Ltd. Class A (a)(b)	97,726	3,095,960
Sykes Enterprises, Inc. (a)(b)	25,822	703,908
Ttec Holdings, Inc.	27,881	1,181,039
Tucows, Inc. (a)	6,556	393,819
VeriSign, Inc. (a)	63,186	13,838,366
Verra Mobility Corp. (a)	89,787	979,576
Virtusa Corp. (a)	15,702	472,159
Wix.com Ltd. (a)	27,753	6,170,324
		286,209,705
Semiconductors & Semiconductor Equipment - 9.7%
ACM Research, Inc. (a)	9,190	549,470
Adesto Technologies Corp. (a)	15,552	187,713
Advanced Energy Industries, Inc. (a)	21,047	1,406,571
Advanced Micro Devices, Inc. (a)	633,594	34,087,357
Alpha & Omega Semiconductor Ltd. (a)(b)	13,400	140,968
Ambarella, Inc. (a)	17,858	1,013,263
Amkor Technology, Inc. (a)	136,828	1,447,640
Amtech Systems, Inc. (a)	7,143	37,429
Analog Devices, Inc.	199,371	22,518,954
Applied Materials, Inc.	497,670	27,959,101
ASML Holding NV	40,385	13,307,261
Atomera, Inc. (a)(b)	12,253	106,356
Axcelis Technologies, Inc. (a)	20,252	543,766
AXT, Inc. (a)	21,623	114,386
Broadcom, Inc.	216,841	63,159,278
Brooks Automation, Inc. (b)	41,765	1,669,347
Cabot Microelectronics Corp. (b)	16,079	2,329,204
Camtek Ltd.	23,975	309,038
Canadian Solar, Inc. (a)	33,568	631,078
Ceva, Inc. (a)	11,720	403,988
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	6,349	130,028
Cirrus Logic, Inc. (a)	31,657	2,294,499
Cohu, Inc.	26,067	392,569
Cree, Inc. (a)	58,348	3,074,356
CVD Equipment Corp. (a)	4,263	13,471
CyberOptics Corp. (a)	5,253	169,094
Diodes, Inc. (a)(b)	28,211	1,372,183
DSP Group, Inc. (a)	16,168	291,347
Enphase Energy, Inc. (a)	66,637	3,877,607
Entegris, Inc.	73,540	4,403,575
Everspin Technologies, Inc. (a)	13,033	76,764
First Solar, Inc. (a)(b)	56,642	2,640,650
FormFactor, Inc. (a)(b)	45,317	1,140,629
GSI Technology, Inc. (a)	15,609	117,536
Himax Technologies, Inc. sponsored ADR (a)(b)	62,287	184,992
Ichor Holdings Ltd. (a)	12,026	273,592
Impinj, Inc. (a)(b)	13,149	339,902
Intel Corp.	2,322,069	146,127,802
KLA-Tencor Corp.	84,970	14,951,321
Kopin Corp. (a)	69,037	71,798
Kulicke & Soffa Industries, Inc.	36,135	807,979
Lam Research Corp.	78,857	21,580,795
Lattice Semiconductor Corp. (a)	73,031	1,816,281
MACOM Technology Solutions Holdings, Inc. (a)	38,228	1,213,739
Marvell Technology Group Ltd.	363,056	11,842,887
Maxim Integrated Products, Inc.	144,418	8,330,030
Microchip Technology, Inc. (b)	129,454	12,430,173
Micron Technology, Inc. (a)	601,851	28,834,681
MKS Instruments, Inc.	29,678	3,134,887
Monolithic Power Systems, Inc.	24,183	5,072,384
Nova Measuring Instruments Ltd. (a)	18,267	871,336
NVE Corp.	3,557	215,305
NVIDIA Corp.	332,143	117,917,408
NXP Semiconductors NV	151,596	14,568,376
O2Micro International Ltd. sponsored ADR (a)	16,202	25,437
ON Semiconductor Corp. (a)	221,237	3,648,198
PDF Solutions, Inc. (a)	23,680	403,981
Photronics, Inc. (a)	36,838	441,688
Pixelworks, Inc. (a)	37,111	133,228
Power Integrations, Inc. (b)	16,071	1,741,293
Qorvo, Inc. (a)	62,194	6,514,200
Qualcomm, Inc.	619,911	50,138,402
QuickLogic Corp. (a)(b)	5,932	29,185
Rambus, Inc. (a)	61,561	956,658
Rubicon Technology, Inc. (a)	443	3,429
SemiLEDs Corp. (a)(b)	5,650	16,442
Semtech Corp. (a)(b)	36,094	1,919,479
Silicon Laboratories, Inc. (a)	23,698	2,219,555
Silicon Motion Technology Corp. sponsored ADR	19,861	895,135
SiTime Corp. (b)	8,179	243,816
Skyworks Solutions, Inc.	91,845	10,887,306
SMART Global Holdings, Inc. (a)	12,086	323,663
SolarEdge Technologies, Inc. (a)	26,652	3,781,919
SunPower Corp. (a)(b)	91,398	659,894
Synaptics, Inc. (a)	18,324	1,167,605
Teradyne, Inc.	90,085	6,037,497
Texas Instruments, Inc.	506,475	60,138,842
Tower Semiconductor Ltd. (a)	62,102	1,248,871
Ultra Clean Holdings, Inc. (a)	21,918	454,360
Universal Display Corp.	25,425	3,727,305
Veeco Instruments, Inc. (a)	32,072	376,525
Xilinx, Inc.	134,223	12,341,805
Xperi Corp.	29,018	398,998
		753,376,860
Software - 15.8%
2U, Inc. (a)	34,279	1,250,155
ACI Worldwide, Inc. (a)	62,757	1,730,838
Adobe, Inc. (a)	262,102	101,328,633
Agilysys, Inc. (a)	15,671	301,353
Alarm.com Holdings, Inc. (a)	26,659	1,260,704
Allot Ltd. (a)	21,262	226,866
Altair Engineering, Inc. Class A (a)	23,917	934,916
American Software, Inc. Class A	21,038	409,189
ANSYS, Inc. (a)	46,666	13,206,478
AppFolio, Inc. (a)	9,287	1,472,082
Appian Corp. Class A (a)(b)	19,413	1,105,764
Aspen Technology, Inc. (a)	36,808	3,888,397
Asure Software, Inc. (a)(b)	8,060	49,811
Atlassian Corp. PLC (a)	66,999	12,414,915
AudioEye, Inc. (a)	4,630	39,216
Aurora Mobile Ltd. ADR (a)(b)	10,581	17,141
Autodesk, Inc. (a)	118,824	24,998,193
Aware, Inc. (a)	12,374	43,928
Benefitfocus, Inc. (a)(b)	20,346	259,005
Blackbaud, Inc.	26,518	1,554,220
BlackLine, Inc. (a)(b)	30,499	2,266,076
Bottomline Technologies, Inc. (a)	24,163	1,222,648
BSQUARE Corp. (a)	4,985	7,527
Cadence Design Systems, Inc. (a)	152,090	13,884,296
CDK Global, Inc.	65,503	2,574,923
Cerence, Inc. (a)(b)	20,049	599,666
Check Point Software Technologies Ltd. (a)	78,370	8,594,838
Citrix Systems, Inc.	65,748	9,738,594
CommVault Systems, Inc. (a)(b)	24,109	975,450
Cornerstone OnDemand, Inc. (a)	34,183	1,321,173
CounterPath Corp. (a)(b)	8,292	27,364
Coupa Software, Inc. (a)	34,591	7,869,798
Crowdstrike Holdings, Inc. (b)	62,239	5,465,207
CyberArk Software Ltd. (a)	20,485	2,125,933
Datadog, Inc. Class A (a)	95,420	6,800,583
Descartes Systems Group, Inc. (Canada) (a)	48,700	2,321,726
Digimarc Corp. (a)(b)	8,187	140,735
Digital Turbine, Inc. (a)	48,812	313,373
DocuSign, Inc. (a)	97,334	13,601,453
Domo, Inc. Class B (a)	14,595	369,545
Dropbox, Inc. Class A (a)	137,839	3,111,026
Ebix, Inc. (b)	17,154	384,421
eGain Communications Corp. (a)	19,235	200,236
Everbridge, Inc. (a)	18,596	2,719,851
Evolving Systems, Inc. (a)	8,488	8,573
FireEye, Inc. (a)	117,402	1,465,177
Five9, Inc. (a)(b)	33,479	3,488,512
Forescout Technologies, Inc. (a)	25,809	608,834
Fortinet, Inc. (a)	93,412	13,002,950
GTY Govtech, Inc. (a)(b)	34,702	130,133
Ideanomics, Inc. (a)(b)	109,229	43,014
Intuit, Inc.	141,369	41,042,248
j2 Global, Inc. (b)	25,957	2,032,433
LivePerson, Inc. (a)(b)	36,856	1,380,257
LogMeIn, Inc.	25,106	2,131,499
Magic Software Enterprises Ltd.	34,477	350,631
Manhattan Associates, Inc. (a)	34,484	3,048,386
Materialise NV ADR (a)(b)	12,154	306,524
Microsoft Corp.	4,130,485	756,911,347
MicroStrategy, Inc. Class A (a)	4,294	534,517
Mimecast Ltd. (a)	34,258	1,431,299
Mitek Systems, Inc. (a)	29,201	272,445
MMTEC, Inc. (a)(b)	8,918	19,174
MobileIron, Inc. (a)	72,399	327,243
My Size, Inc. (a)(b)	3,095	3,033
NetSol Technologies, Inc. (a)	6,495	20,849
NICE Systems Ltd. sponsored ADR (a)	24,999	4,653,314
Nortonlifelock, Inc.	325,530	7,415,573
Nuance Communications, Inc. (a)	151,875	3,474,900
Nutanix, Inc. Class A (a)	96,838	2,329,922
NXT-ID, Inc. (a)	34,241	13,323
Onespan, Inc. (a)	24,175	491,236
Open Text Corp.	149,609	6,215,372
Opera Ltd. ADR (a)(b)	17,810	110,066
Parametric Technology Corp. (a)	62,439	4,769,091
Pareteum Corp. (a)(b)	52,424	22,862
Park City Group, Inc. (a)	11,886	60,856
Paylocity Holding Corp. (a)	28,963	3,765,335
Pegasystems, Inc.	44,174	4,201,831
Phunware, Inc. (a)(b)	21,680	27,967
Pluralsight, Inc. (a)(b)	57,934	1,206,765
Progress Software Corp.	23,817	962,207
Proofpoint, Inc. (a)	30,794	3,580,418
QAD, Inc. Class A	11,590	529,315
Qualys, Inc. (a)(b)	21,174	2,441,786
Qumu Corp. (a)	2,780	6,839
Rapid7, Inc. (a)	26,447	1,292,994
RealPage, Inc. (a)	51,852	3,516,603
Rimini Street, Inc. (a)	38,279	176,466
Riot Blockchain, Inc. (a)(b)	29,200	62,488
Sapiens International Corp. NV	30,850	725,592
SeaChange International, Inc. (a)	24,750	46,778
SecureWorks Corp. (a)(b)	11,955	160,914
SharpSpring, Inc. (a)(b)	7,519	74,438
ShotSpotter, Inc. (a)(b)	7,107	165,238
Smith Micro Software, Inc. (a)(b)	26,575	112,944
Sphere 3D Corp. (a)	12,002	27,365
Splunk, Inc. (a)	84,675	15,736,002
Sprout Social, Inc. (a)(b)	21,741	598,965
SPS Commerce, Inc. (a)(b)	19,702	1,342,888
SS&C Technologies Holdings, Inc.	139,174	8,057,479
Support.com, Inc.	16,704	21,548
SurveyMonkey (a)(b)	74,642	1,504,036
Synacor, Inc. (a)(b)	26,011	28,612
Synchronoss Technologies, Inc. (a)	32,364	88,192
Synopsys, Inc. (a)	81,624	14,766,598
Talend SA ADR (a)	17,413	536,843
TeleNav, Inc. (a)	34,719	171,859
Tenable Holdings, Inc. (a)	55,857	1,746,648
The Trade Desk, Inc. (a)(b)	21,848	6,806,963
TiVo Corp.	68,050	414,425
Upland Software, Inc. (a)	13,837	478,068
Varonis Systems, Inc. (a)	17,057	1,439,440
Verint Systems, Inc. (a)(b)	35,965	1,667,697
Veritone, Inc. (a)(b)	13,641	115,812
Workday, Inc. Class A (a)	90,610	16,620,592
Xunlei Ltd. sponsored ADR (a)(b)	19,309	61,982
Zix Corp. (a)	35,242	236,826
Zoom Video Communications, Inc. Class A (a)	91,299	16,386,345
Zscaler, Inc. (a)(b)	70,101	6,876,207
		1,230,032,149
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	2,376,009	755,428,301
Astro-Med, Inc. (b)	3,663	23,553
Avid Technology, Inc. (a)	23,729	167,527
Immersion Corp. (a)	18,807	127,041
Intevac, Inc. (a)	24,594	128,135
Logitech International SA (b)	92,023	5,469,847
NetApp, Inc.	120,150	5,351,481
Quantum Corp. (a)	23,312	83,923
Seagate Technology LLC	141,582	7,509,509
Stratasys Ltd. (a)(b)	30,177	538,961
Super Micro Computer, Inc. (a)	28,899	750,218
Transact Technologies, Inc.	6,575	26,958
Western Digital Corp.	162,992	7,231,955
		782,837,409

TOTAL INFORMATION TECHNOLOGY		3,250,398,998

MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (b)	9,725	49,014
AgroFresh Solutions, Inc. (a)(b)	34,342	91,350
Amyris, Inc. (a)(b)	88,096	328,598
Balchem Corp.	17,518	1,763,187
Fuwei Films Holdings Co. Ltd. (a)	5,412	12,502
Gulf Resources, Inc. (a)(b)	8,302	35,865
Hawkins, Inc.	5,991	257,014
Innospec, Inc. (b)	13,493	1,040,175
Marrone Bio Innovations, Inc. (a)(b)	85,447	91,428
Methanex Corp.	40,725	659,894
Northern Technologies International Corp.	5,689	42,042
Tantech Holdings Ltd. (a)	31,503	30,873
		4,401,942
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(b)	8,694	3,587
Forterra, Inc. (a)	34,458	303,920
Tecnoglass, Inc.	28,419	139,537
U.S. Concrete, Inc. (a)	7,655	159,683
United States Lime & Minerals, Inc.	3,255	241,391
		848,118
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	58,434	1,954,033
UFP Technologies, Inc. (a)	5,073	229,350
		2,183,383
Metals & Mining - 0.2%
Century Aluminum Co. (a)	46,076	274,613
China Natural Resources, Inc. (a)	12,136	9,812
Ferroglobe PLC (a)	102,269	72,764
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	8,659	197,685
Kaiser Aluminum Corp. (b)	8,699	624,153
Olympic Steel, Inc.	9,638	106,307
Pan American Silver Corp.	113,468	3,324,612
Ramaco Resources, Inc. (a)(b)	21,088	57,148
Royal Gold, Inc.	35,396	4,714,747
Schnitzer Steel Industries, Inc. Class A	16,910	265,487
SSR Mining, Inc. (a)	67,349	1,295,277
Steel Dynamics, Inc.	113,429	3,012,674
Synalloy Corp. (a)	4,836	45,168
Universal Stainless & Alloy Products, Inc. (a)	7,722	60,540
ZK International Group Co. Ltd. (a)(b)	8,117	8,766
		14,069,753
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	351,214

TOTAL MATERIALS		21,854,410

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc.	58,496	428,191
Brookfield Property REIT, Inc. Class A (b)	25,596	265,942
CareTrust (REIT), Inc.	49,853	928,761
CIM Commercial Trust Corp.	10,595	104,891
CyrusOne, Inc.	62,252	4,627,814
Equinix, Inc.	46,566	32,485,839
Gaming & Leisure Properties	115,669	3,995,207
Gladstone Commercial Corp.	18,518	331,843
Gladstone Land Corp.	13,642	197,809
Global Self Storage, Inc.	5,948	24,744
Government Properties Income Trust (b)	26,147	661,258
Hospitality Properties Trust (SBI)	82,352	555,876
Industrial Logistics Properties Trust	36,786	689,738
Lamar Advertising Co. Class A	46,508	3,083,480
Potlatch Corp.	36,921	1,254,945
Rayonier, Inc.	7,177	170,454
Regency Centers Corp.	90,742	3,882,850
Retail Opportunity Investments Corp.	56,525	530,770
Sabra Health Care REIT, Inc.	108,839	1,464,973
SBA Communications Corp. Class A	60,740	19,080,256
Senior Housing Properties Trust (SBI)	136,980	490,388
Sotherly Hotels, Inc.	13,575	39,911
Uniti Group, Inc.	106,106	875,375
Wheeler REIT, Inc. (a)(b)	15,634	22,357
		76,193,672
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	10,177	144,819
Brookfield Property Partners LP	231,444	2,390,336
China HGS Real Estate, Inc. (a)(b)	13,939	5,884
Colliers International Group, Inc.	21,196	1,094,707
Cresud S.A.C.I.F. y A. sponsored ADR	24,152	77,528
eXp World Holdings, Inc. (a)(b)	34,996	374,107
FirstService Corp.	23,142	2,159,843
FRP Holdings, Inc. (a)	7,421	293,501
Griffin Industrial Realty, Inc.	3,439	138,901
Gyrodyne LLC (a)	1,080	17,377
Landmark Infrastructure Partners LP	12,077	126,205
Newmark Group, Inc.	74,884	318,257
Redfin Corp. (a)(b)	51,329	1,539,357
Stratus Properties, Inc. (a)	4,684	79,441
The RMR Group, Inc.	7,956	214,494
		8,974,757

TOTAL REAL ESTATE		85,168,429

UTILITIES - 0.7%
Electric Utilities - 0.6%
Alliant Energy Corp.	133,020	6,565,867
Exelon Corp.	528,020	20,228,446
MGE Energy, Inc. (b)	19,616	1,331,730
Otter Tail Corp. (b)	23,594	1,012,419
Spark Energy, Inc. Class A, (b)	7,308	60,072
Xcel Energy, Inc.	283,860	18,459,416
		47,657,950
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	143,774
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastr	54,431	1,426,092
Terraform Power, Inc.	123,602	2,271,805
VivoPower International PLC (a)(b)	1,305	1,249
		3,699,146
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	217,858
Cadiz, Inc. (a)(b)	19,334	214,027
Consolidated Water Co., Inc.	7,912	117,335
Global Water Resources, Inc.	15,552	167,184
Middlesex Water Co.	10,863	737,163
Pure Cycle Corp. (a)	17,704	179,873
York Water Co.	9,631	427,616
		2,061,056

TOTAL UTILITIES		53,561,926

TOTAL COMMON STOCKS
(Cost $4,484,512,737)		7,757,090,395

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.11% (e)	21,311,236	21,315,498
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	261,743,137	261,769,311
TOTAL MONEY MARKET FUNDS
(Cost $283,084,809)		283,084,809
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $4,767,597,546)		8,040,175,204
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(263,686,637)
NET ASSETS - 100%		$7,776,488,567

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	102	June 2020	$19,502,910	$3,047,215	$3,047,215

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $436,085,178.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,695,173
Fidelity Securities Lending Cash Central Fund	2,134,561
Total	$5,829,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,370,737,409	$1,370,724,415	$--	$12,994
Consumer Discretionary	1,175,407,643	1,175,407,643	--	--
Consumer Staples	316,708,165	316,708,165	--	--
Energy	13,766,878	13,766,878	--	--
Financials	344,885,934	344,885,934	--	--
Health Care	860,334,650	860,021,787	--	312,863
Industrials	264,265,953	264,265,880	--	73
Information Technology	3,250,398,998	3,250,398,998	--	--
Materials	21,854,410	21,854,410	--	--
Real Estate	85,168,429	85,168,429	--	--
Utilities	53,561,926	53,561,926	--	--
Money Market Funds	283,084,809	283,084,809	--	--
Total Investments in Securities:	$8,040,175,204	$8,039,849,274	$--	$325,930
Derivative Instruments:
Assets
Futures Contracts	$3,047,215	$3,047,215	$--	$--
Total Assets	$3,047,215	$3,047,215	$--	$--
Total Derivative Instruments:	$3,047,215	$3,047,215	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,047,215	$0
Total Equity Risk	3,047,215	0
Total Value of Derivatives	$3,047,215	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $258,763,993) — See accompanying schedule: Unaffiliated issuers (cost $4,484,512,737)	$7,757,090,395
Fidelity Central Funds (cost $283,084,809)	283,084,809
Total Investment in Securities (cost $4,767,597,546)		$8,040,175,204
Segregated cash with brokers for derivative instruments		1,425,000
Foreign currency held at value (cost $22,885)		22,293
Receivable for investments sold		3,726,316
Receivable for fund shares sold		9,123,061
Dividends receivable		6,215,141
Distributions receivable from Fidelity Central Funds		327,296
Receivable for daily variation margin on futures contracts		171,934
Prepaid expenses		1,492
Receivable from investment adviser for expense reductions		379,122
Total assets		8,061,566,859
Liabilities
Payable to custodian bank	$37,020
Payable for investments purchased	15,046,310
Payable for fund shares redeemed	6,064,488
Accrued management fee	1,486,154
Other affiliated payables	627,564
Other payables and accrued expenses	123,078
Collateral on securities loaned	261,693,678
Total liabilities		285,078,292
Net Assets		$7,776,488,567
Net Assets consist of:
Paid in capital		$4,402,008,989
Total accumulated earnings (loss)		3,374,479,578
Net Assets		$7,776,488,567
Net Asset Value, offering price and redemption price per share ($7,776,488,567 ÷ 65,091,930 shares)		$119.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$38,789,722
Interest		193,739
Income from Fidelity Central Funds (including $2,134,561 from security lending)		5,829,734
Total income		44,813,195
Expenses
Management fee	$8,671,359
Transfer agent fees	3,613,066
Accounting fees	50,000
Custodian fees and expenses	33,331
Independent trustees' fees and expenses	20,532
Registration fees	99,688
Audit	41,167
Legal	26,124
Interest	9,482
Miscellaneous	84,995
Total expenses before reductions	12,649,744
Expense reductions	(2,106,302)
Total expenses after reductions		10,543,442
Net investment income (loss)		34,269,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(45,917,038)
Fidelity Central Funds	19,407
Foreign currency transactions	12
Futures contracts	197,012,361
Total net realized gain (loss)		151,114,742
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	541,679,902
Fidelity Central Funds	(7,957)
Assets and liabilities in foreign currencies	1,082
Futures contracts	(66,711,980)
Total change in net unrealized appreciation (depreciation)		474,961,047
Net gain (loss)		626,075,789
Net increase (decrease) in net assets resulting from operations		$660,345,542

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,269,753	$70,969,977
Net realized gain (loss)	151,114,742	116,514,654
Change in net unrealized appreciation (depreciation)	474,961,047	974,694,074
Net increase (decrease) in net assets resulting from operations	660,345,542	1,162,178,705
Distributions to shareholders	(314,082,075)	(101,247,668)
Share transactions
Proceeds from sales of shares	1,295,589,539	1,368,442,356
Reinvestment of distributions	298,187,514	96,704,103
Cost of shares redeemed	(1,317,840,230)	(1,374,121,905)
Net increase (decrease) in net assets resulting from share transactions	275,936,823	91,024,554
Total increase (decrease) in net assets	622,200,290	1,151,955,591
Net Assets
Beginning of period	7,154,288,277	6,002,332,686
End of period	$7,776,488,567	$7,154,288,277
Other Information
Shares
Sold	11,954,582	13,650,276
Issued in reinvestment of distributions	2,637,194	1,137,160
Redeemed	(12,487,594)	(13,769,028)
Net increase (decrease)	2,104,182	1,018,408

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$113.58	$96.86	$90.92	$70.45	$67.89	$63.84
Income from Investment Operations
Net investment income (loss)A	.53	1.12	.89	.76	.78	.68
Net realized and unrealized gain (loss)	10.33	17.26	5.71	20.38	2.80	4.13
Total from investment operations	10.86	18.38	6.60	21.14	3.58	4.81
Distributions from net investment income	(1.10)	(.81)	(.64)	(.65)	(.55)	(.52)
Distributions from net realized gain	(3.87)	(.85)	(.02)	(.03)	(.48)	(.26)
Total distributions	(4.97)	(1.66)	(.66)	(.67)B	(1.03)	(.78)
Redemption fees added to paid in capitalA	–	–	–	–C	.01	.02
Net asset value, end of period	$119.47	$113.58	$96.86	$90.92	$70.45	$67.89
Total ReturnD,E	9.81%	19.55%	7.30%	30.26%	5.43%	7.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.40%	.41%	.42%	.52%
Expenses net of fee waivers, if any	.29%H	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%H	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.95%H	1.10%	.90%	.94%	1.20%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,776,489	$7,154,288	$6,002,333	$4,899,784	$2,715,137	$2,076,377
Portfolio turnover rateI	15%H	6%	15%	11%	4%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,684,868,819
Gross unrealized depreciation	(450,640,249)
Net unrealized appreciation (depreciation)	$3,234,228,570
Tax cost	$4,808,993,849

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	1,770,120,436	506,928,241

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nasdaq Composite Index Fund	Borrower	$24,324,100	1.40%	$9,482

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Nasdaq Composite Index Fund	$8,829

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $5,031,079. Total fees paid by the Fund to NFS, as lending agent, amounted to $224,478. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $208,326 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,103,995.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,307.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.29%	$1,000.00	$1,098.10	$1.52
Hypothetical-C		$1,000.00	$1,023.55	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended June 30, 2019. The Board considered that the fund's investment strategy is more specialized than most funds in its Total Mapped Group.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through March 31, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EIF-SANN-0720
1.795567.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020